As filed with the Securities and Exchange Commission on September 13, 2013.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 116		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 117		[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 16, 2013 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  This Amendment is being filed to describe in a supplement the following changes:

1)
To merge the JNL/M&G Global Leaders Fund into the JNL/Franklin Templeton Global Growth Fund, pursuant to a shareholder vote, effective September 16, 2013, and to add certain disclosure language pursuant to this fund merger.

2)
Effective September 16, 2013, pursuant to a Manager of Managers’ Exemptive Order effective April 8, 2003 (Investment Company Act Release No. 25997) and the Notice of Application that was filed on March 12, 2003 (Investment Company Act Release No. 25956), the following sub-adviser replacements will occur:

• UBS Global Asset Management (Americas) Inc. will be removed as the sub-adviser to the JNL/UBS Large Cap Select Growth Fund and replaced with BlackRock Investment Management, LLC.  The name of the fund will also change to: JNL/BlackRock Large Cap Select Growth Fund.
• Lazard Asset Management LLC will be removed as the sub-adviser to the JNL/Lazard Mid Cap Equity Fund and replaced with Invesco Advisers, Inc.  The name of the fund will also change to: JNL/Invesco Mid Cap Value Fund.

3)	To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 26, 2013, as part of Post-Effective Amendment No. 111 to the Registration Statement (Accession No. 0000933691-13-000030) and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund
JNL/Lazard Mid Cap Equity Fund
JNL/UBS Large Cap Select Growth Fund

Please add the following Funds on the cover page and to the Table of Contents:

JNL/BlackRock Large Cap Select Growth Fund
JNL/Invesco Mid Cap Value Fund

Please add the following disclosure to Appendix A:

Effective September 16, 2013, the JNL/M&G Global Leaders Fund will merge into the JNL/Franklin Templeton Global Growth Fund.

In the summary prospectus for all funds that have “ Investment style risk ” in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Investment style risk ” in its entirety and replace with the following:

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

In the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ,” please delete the table entitled “ Non-Traditional Asset Classes and Strategies ” and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate Listed Private Equity Long/Short Market Neutral Commodities Broad Basket Absolute Return Managed Futures Infrastructure Natural Resources

Convertible Arbitrage Merger Arbitrage Currency Precious Metals Global Long/Short Credit Global Macro Risk Parity

In the prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Portfolio Manager ”, please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager
James W. Gilmore	2013	Vice President and Portfolio Manager

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.   To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and swaps, as defined below.  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts currently across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in JNL/AQR Managed Futures Strategy Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owners of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the ninth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the fourth paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Commodity Securities Strategy Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ” and “ Commodities regulatory and tax risk ,” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy), at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

In the summary prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risks:

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Investment Strategies ,” please delete the seventh paragraph in its entirety and add the following paragraphs in its place:

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as exchange-traded funds (“ETFs”), which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing up to 25% of the value of its total assets in JNL/BlackRock Global Allocation Fund Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) and commodities (collectively, “Commodities”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays.  See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk   – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk

[except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Portfolio Managers ,” please delete the table in its entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director of BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan, PhD	2011	Managing Director of BlackRock, Inc.

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/BlackRock Large Cap Select Growth Fund
(formerly, JNL/UBS Large Cap Select Growth Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management	0. 67%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0. 10%
Acquired Fund Fees and Expenses 2	0.01%
Total Annual Fund Operating Expenses	0.98%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management	0. 67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0. 10%
Acquired Fund Fees and Expenses 2	0.01%
Total Annual Fund Operating Expenses	0.78%

1 “Other Expenses” include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
2  Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Class B
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	143%

Period	Class B
1/1/2012 – 12/31/2012	143%

The portfolio turnover reflected above includes results when the Fund was managed by the previous sub-advisers, Capital Guardian Trust Company (from January 1, 2012 to April 30, 2012) and UBS Global Asset Management (Americas) Inc. (from April 30, 2012 to December 31, 2012).

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, convertible securities, as well as, American Depository Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.  To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Large cap investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
•
Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Class B

Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	10.61%	0.02%	6.16%
Russell 1000® Growth Index	15.26%	3.12%	7.52%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/BlackRock Large Cap Select Growth Fund (Class B)	10.81%	0.39%	3.06%
Russell 1000® Growth Index	15.26%	3.12%	4.98%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Lawrence Kemp	September 2013	Managing Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

In the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “ Portfolio Managers ,” please delete the table in its entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Portfolio Manager
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Chief Investment Officer and Senior Vice President

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:
JNL/Invesco Mid Cap Value Fund
(formerly, JNL/Lazard Mid Cap Equity Fund)
Class A and B

Investment Objective.  The investment objective of the Fund is total return through growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management	0. 71%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses 1	0. 10%
Acquired Fund Fees and Expenses 2	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management	0. 71%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses 1	0. 10%
Acquired Fund Fees and Expenses 2	0.01%
Total Annual Fund Operating Expenses	0.82%

1“Other Expenses” include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
2   Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2012 – 12/31/2012	113%

Period	Class B
1/1/2012 – 12/31/2012	113%

The portfolio turnover reflected above reflects the Fund’s results when managed by the previous sub- adviser , Lazard Asset Management LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use in futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Sub-Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Sub-Adviser focuses on companies that it believes possess characteristics for improved valuation. The Sub-Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Sub-Adviser will consider selling a security if it reaches the Sub-Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The performance information shown reflects the Fund’s results when managed by the previous sub-adviser, Lazard Asset Management LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Effective September 16, 2013, in conjunction with the change in sub-adviser, the Fund will replace the Russell MidCap® Index with the Russell Mid Cap Value Index as its benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Class B

Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	10 year
JNL/Invesco Mid Cap Value Fund (Class A)	7.74%	1.29%	7.60%
Russell MidCap® Index	17.28%	3.57%	10.65%

Average Annual Total Returns as of December 31, 2012
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Invesco Mid Cap Value Fund (Class B)	7.89%	1.37%	4.74%
Russell MidCap® Index	17.28%	3.57%	7.11%

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Invesco Advisers, Inc.

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Thomas Copper	2010	Portfolio Manager (co-lead)
John Mazanec	2010	Portfolio Manager (co-lead)
Sergio Marcheli	2010	Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following paragraphs:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays . See section entitled “ Management Fee ” in the Prospectus.

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete the first paragraph in its entirety and replace it with the following:

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. (In the descriptions below of risks related to investments in commodities - except that describing federal income tax risks - references to the “Fund” include the Subsidiary as well.)

In the summary prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Subsidiary risk ,” and “ Tax risk ” in its entirety and replace with the following:

•
Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

•
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodities and commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

In the summary prospectus for the JNL/Neuberger Berman Strategic Income Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add “ Mortgage-related and other asset-backed risk ”:

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

In the summary prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.  Not all Funds of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ”, please delete the table entitled “ Underlying Funds and Traditional Asset Classes and Strategies ” for JNL Variable Fund LLC and replace it with the following:

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital JNL 5 Fund	U.S. Equity
JNL/Mellon Capital 25 Fund	U.S. Equity
JNL/Mellon Capital S&P ® 24 Fund	U.S. Equity
JNL/Mellon Capital Nasdaq ® 25 Fund	U.S. Equity
JNL/Mellon Capital Value Line ® 30 Fund	U.S. Equity
JNL/Mellon Capital JNL Optimized 5 Fund	Global Equity
JNL/Mellon Capital S&P ® SMid 60 Fund	U.S. Equity
JNL/Mellon Capital NYSE ® International 25 Fund	International Equity

In the prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ Principal Investment Strategies ”, please delete the table entitled “ Underlying Funds and Non-Traditional Asset Classes and Strategies ” for Curian Variable Series Trust and replace it with the following:

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/DoubleLine Total Return Fund	Fixed Income
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian Long Short Credit Fund	Global Long/Short Credit
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/UBS Global Long Short Fixed Income Opportunities Fund	Global Long/Short Credit
Curian/Van Eck International Gold Fund	Precious Metals

In the prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled “ The Adviser and Portfolio Management ”, please add the following after the second paragraph:

James W. Gilmore, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 29 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the Asset Management Group since his arrival at Curian Capital, LLC in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role he led public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing all traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

In the prospectus for the JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, in the section entitled “ Principal Investment Strategies ”, please delete the list of Funds after the third paragraph in its entirety and replace it with the following:

American Funds Insurance Series ®

Global Growth Fund SM
Global Small Capitalization Fund SM
Growth Fund SM
International Fund SM
New World Fund ®
Blue Chip Income and Growth Fund SM
Global Growth and Income Fund SM
Growth-Income Fund SM
International Growth and Income Fund SM
Bond Fund SM
Global Bond Fund SM
High-Income Bond Fund SM
Mortgage Fund SM
U.S. Government/AAA-Rated Securities Fund SM

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please delete the first three paragraphs in its entirety and replace it with the following:

Principal Investment Strategies.   To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments and equity swaps (defined below).  The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, swaps and forward contracts across four major asset classes (commodities, currencies, fixed income and equities).  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures and bond futures and swaps and may also invest in commodity futures and swaps (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in the Subsidiary, which invests primarily in those futures and swaps (as described more fully below).  These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  The owners of a “long” position in a derivative instrument will benefit from an increase in price of the underlying instrument. The owner of a “short” position in a derivative instrument will benefit from a decrease in price of the underlying instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the tenth paragraph:

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to RICs. Unlike the Fund, the Subsidiary may invest without limitation in those futures and swaps; however, the Subsidiary will comply with the same 1940 Act   asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and non-fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•	Subsidiary risk

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ The Sub-Adviser and Portfolio Management ,” please delete the first sentence and replace it with the following:

The Sub-Adviser to the JNL/AQR Managed Futures Strategy Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 4 th Floor, Greenwich, Connecticut 06830.

In the prospectus for the JNL/AQR Managed Futures Strategy Fund, in the section entitled “ The Sub-Adviser and Portfolio Management ,” please delete the third, fourth, fifth and sixth paragraphs in its entirety and replace with the following:

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Sub-Adviser. Dr. Asness co-founded the Sub-Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Sub-Adviser. Dr. Liew co-founded the Sub-Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser. Mr. Hurst joined the Sub-Adviser in 1998 and heads its Global Trading Strategies group, overseeing trading and serving as a portfolio manager for risk parity, managed futures and commodities strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.

Yao Hua Ooi is a Principal of the Sub-Adviser. Mr. Ooi joined the Sub-Adviser in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following after the eleventh paragraph:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as ETFs, which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund will seek to gain that exposure primarily by investing in the Subsidiary. The Subsidiary invests primarily in Commodities. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Fund will limit its investments in the Subsidiary to 25% of the value of its total assets.

The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•	Subsidiary risk
•	Tax risk

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks) ,” please delete “ Tax risk .”

In the prospectus for the JNL/BlackRock Commodity Securities Strategy Fund, in the section entitled “ The Sub-Adviser and Portfolio Management ,” please delete the first paragraph in its entirety and replace with the following:

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/BlackRock Commodity Securities Strategy Fund is BlackRock Investment Management, LLC, (“BlackRock”) located at 1 University Square, Princeton, New Jersey, 08540.

In the prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Investment Strategies ,” please delete the second paragraph in its entirety and replace it with the following:

The Fund may also invest in REITs.  REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended.

In the prospectus for the JNL/BlackRock Global Allocation Fund, in the section entitled “ Principal Investment Strategies ,” please delete the fifth, sixth and seventh paragraphs in its entirety and replace it with the following:

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as shares, bonds or convertible bonds issued by REITs or companies that mine precious metals.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals, such as ETFs, which are designed to provide this exposure without the Fund’s direct investment in physical commodities or commodities futures contracts. The Fund may seek to gain that exposure primarily by investing in the Subsidiary. The Subsidiary invests primarily in Commodities. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in Commodities subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. The Fund will limit its investments in the Subsidiary to 25% of the value of its total assets.

The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio, pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/BlackRock Large Cap Select Growth Fund
(formerly, JNL/UBS Large Cap Select Growth Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/BlackRock Large Cap Select Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment.  In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, convertible securities, as well as, American Depository Receipts (“ADRs”).  The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The principal types of derivatives used by the Fund include options, futures and forward currency agreements.  The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will invest in companies within its capitalization range as described above.  However, the Fund may invest a portion of its assets in securities outside of this range.  Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund.  In addition, when the Fund engages in active and frequent trading, a larger portion of the distributions investors receive from the Fund may reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.  When the Fund engages in such activities, it may not achieve its investment objective.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities.  The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Convertible securities risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Growth investing risk
•	Large cap investing risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/BlackRock Large Cap Select Growth Fund is BlackRock Investment Management, LLC, (“BlackRock”) located at1 University Square, Princeton, NJ 08536.

Lawrence Kemp, CFA, Managing Director and Portfolio Manager, is Head of BlackRock's Fundamental Large Cap Growth team. He is a member of the Fundamental Equity platform within the Fundamental Equity division of BlackRock's Alpha Strategies Group.

Prior to joining BlackRock, Mr. Kemp was at UBS Global Asset Management, where he managed the Laudus Growth Investors US Large Cap Select Growth Fund (LGILX), as well as both diversified and concentrated US large cap growth institutional equity portfolios against the Russell 1000 Growth and S&P 500 indexes. Mr. Kemp joined the Growth Equity team at UBS Global Asset Management in 2001, but his tenure with the firm dated back to 1992. He held various roles including chief investment strategist, co-head of fixed income and global head of high yield research.  Mr. Kemp holds a BA from Stanford University and an MBA from the University of Chicago.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement will be available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “ The Sub-Adviser and Portfolio Management ,” please delete the bullets for Donald G. Taylor and William J. Lippman in its entirety and replace with the following:

•
Donald G. Taylor, CPA ( Chief Investment Officer, Senior Vice President of Advisory Services ), is the chief investment officer for Franklin Equity Group’s US Value team. He is also a senior vice president and lead portfolio manager for Franklin Rising Dividends Fund and related products.   He joined Franklin Templeton Investments in 1996.  Mr. Taylor has been in the investment industry for more than 30 years.  Mr. Taylor earned his B.S. in economics from the Wharton School of the University of Pennsylvania.

•
William J. Lippman ( President of Advisory Services ) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  Mr. Lippman is the president of Franklin Advisory Services, LLC, trustee, and president of Franklin Value Investors Trust and Franklin Managed Trust . He is also a portfolio manager and a member of the portfolio management team of several of Franklin Equity Group’s US Value retail and variable insurance products. Mr. Lippman graduated cum laude with a bachelor's degree in business administration from City College of New York and earned an M.B.A. degree from New York University.

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/Invesco Mid Cap Value Fund
(formerly, JNL/Lazard Mid Cap Equity Fund)
Class A and B

Investment Objective.  The investment objective of the JNL/Invesco Mid Cap Value Fund is total return through growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund emphasizes a value style of investing. The Sub-Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Sub-Adviser focuses on companies that it believes possess characteristics for improved valuation. The Sub-Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Fund may invest up to 20% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Sub-Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political, or other conditions, the Sub-Adviser may temporarily use a different investment strategy for defensive purposes. If the Sub-Adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Depositary receipts risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Investments in IPOs risk
•	Investment style risk
•	Market risk
•	Managed portfolio risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Real estate investment risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Invesco Mid Cap Value Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2012, Invesco Ltd. managed approximately $687.7 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Thomas Copper, Portfolio Manager (co-lead), has been associated with Invesco and/or its affiliates since 2010.  From 1986 to 2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•
John Mazanec, Portfolio Manager (co-lead), has been associated with Invesco and/or its affiliates since 2010.  From 2008-2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.  Prior to June 2008, he worked as a portfolio manager at Wasatch Advisors.

•
Sergio Marcheli, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Morgan Stanley Investment Management Inc. and/or its affiliates in an investment management capacity.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Investment Strategies ,” please add the following at the end of the section:

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”).  The Fund will seek to gain exposure to commodity futures and swaps on commodity futures primarily by investing in JNL/Ivy Asset Strategy Fund Ltd. (“Subsidiary”), which invests primarily in precious metals and those futures and swaps (as described more fully below).These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary   is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to RICs. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by JNAM and has the same money managers as the Fund. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “ Management Fee ” in the Prospectus.

In the prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Principal Risks of Investing in the Fund ,” please add the following risk:

•	Subsidiary risk
•	Tax risk

In the prospectus for the JNL/Ivy Asset Strategy Fund, in the section entitled “ Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks) ,” please delete “Tax risk.”

In the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Curian Variable Series Trust.

In the prospectus for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the fifth paragraph in their entirety and replace them with the following:

JNL Series Trust

JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Brookfield Global Infrastructure Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lazard Emerging Markets Fund
JNL/M&G Global Basics Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Value Line® 30 Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital NYSE® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Low Duration Bond Fund
JNL/PPM America Total Return Fund

Curian Variable Series Trust

Curian/DoubleLine Total Return Fund

In the prospectus for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled “ Principal Investment Strategies ,” please delete the tables following the fourth paragraph in their entirety and replace them with the following:

JNL Series Trust

JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/WMC Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Value Line ® 30 Fund
JNL/Mellon Capital S&P ® 24 Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

JNL Investors Series Trust

JNL/PPM America Low Duration Bond Fund
JNL/PPM America Total Return Fund

Curian Variable Series Trust

Curian/DoubleLine Total Return Fund

In the prospectus, in the section entitled “ Glossary of Risks ”, please delete “ Commodity-linked derivatives risk ,” “ Commodities regulatory and tax risk ,” “ Investment style risk ,” “ Real estate investment risk ,” “ Subsidiary risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only) ,” “ Tax risk ,” and “ Tax risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only) ,”   in its entirety and replace it with the following:

Commodity-linked derivatives risk   – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodities regulatory and tax risk –Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodities and commodity-linked derivative instruments constitute “qualifying income” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended  (“Internal Revenue Code”) (“Subchapter M”), the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

Each Fund that has a wholly owned subsidiary, organized under the laws of the Cayman Islands, that invests in commodities and related instruments has received an opinion of counsel that the income and gain the Fund derives from the subsidiary should be qualifying income under Subchapter M.  An opinion of counsel, however, is not binding on the IRS or the courts.

Investment style risk   – The returns from a certain investment style may trail returns from the overall stock market.  For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Real estate investment risk   – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be qualifying income under Subchapter M.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Subsidiary risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only) – Each such Fund is the sole owner of a Cayman Islands entity (each, a “Subsidiary”).  Each Fund invests directly in its Subsidiary.  By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodity-linked notes risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity Risk” above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

Tax risk   – The IRS has issued a ruling that causes certain income from commodity-linked swaps, such as a swap to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of the Fund’s being taxed as a regulated investment company under Subchapter M (“RIC”).  Any income derived from direct investments in such commodity-linked swaps commodities, certain other commodity-linked derivatives, and other non-qualifying income must be limited each taxable year to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject the Fund to federal income tax on its taxable income at regular corporate rates (without regard to the dividends-paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, subject to the maximum rates on “qualified dividend income” of individuals and certain other non-corporate shareholders.  The Fund’s failure to qualify as a RIC would subject Fund shareholders to the risk of diminished returns.

Tax risk (for JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/Ivy Asset Strategy Fund only) – In order for a Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which a Fund may invest is not considered qualifying income.  A Fund will therefore annually restrict its income from commodities, commodity-linked derivative instruments, such as commodity-linked swaps, and other investments that do not generate qualifying income to a maximum of 10% of its gross income.

A Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by a Subsidiary and imputed for income tax purposes to its parent Fund should constitute qualifying income for purposes of the Fund’s remaining qualified as a RIC.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of a Fund’s taxable income or gains and of distributions made by a Fund.

In the prospectus for all funds, except the JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL Institutional Alt 20 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5

Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, in the section entitled "The Sub-Adviser and Portfolio Management", please delete the last paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the section entitled "Management of the Trust," sub-section entitled “Investment Adviser,” please delete the third paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement will be available in the Fund’s Semi-Annual Report dated June 30, 2013.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please add the following to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Invesco Mid Cap Value Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%

In the section entitled "Management of the Trust," sub-section entitled “Administrative Fee,” please add the following to the table:

Funds	Assets	Administrative Fee
JNL/BlackRock Large Cap Select Growth Fund	All Assets	.10%
JNL/Invesco Mid Cap Value Fund	All Assets	.10%

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2013 (semi-annual report) has not been audited.

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
06/30/2013	$11.47	$0.02	$1.61	$1.63	$–	$–		$13.10	14.21%	$932,498	0%	0.65%	1.10%	0.27%
12/31/2012	10.21	0.22	1.15	1.37	(0.10)	(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	–		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	–	–		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2013	11.53	0.03	1.61	1.64	–	–		13.17	14.22	139	0	0.40	0.85	0.49
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	–		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	–	–		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(e)
Class A
06/30/2013	11.15	(0.03)	(0.55)	(0.58)	–	–		10.57	(5.20)	456,513	9	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	–	–		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2013	11.22	(0.02)	(0.55)	(0.57)	–	–		10.65	(5.08)	209	9	0.30	0.85	(0.30)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	–	–		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(e)
Class A
06/30/2013	10.40	0.08	0.83	0.91	–	–		11.31	8.75	248,473	4	0.55	1.15	1.40
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	–	–		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2013	10.45	0.09	0.83	0.92	–	–		11.37	8.80	116	4	0.30	0.90	1.56
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	–	–		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(e)
Class A
06/30/2013	11.80	0.01	1.35	1.36	–	–		13.16	11.53	1,181,776	4	0.70	1.10	0.08
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	–		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	–	–		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2013	11.85	0.02	1.36	1.38	–	–		13.23	11.65	215	4	0.45	0.85	0.31
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	–		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	–	–		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(e)
Class A
06/30/2013	10.71	0.01	0.32	0.33	–	–		11.04	3.08	422,190	2	0.70	1.25	0.17
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	–	–		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2013	10.77	0.02	0.32	0.34	–	–		11.11	3.16	143	2	0.45	1.00	0.39
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	–	–		10.87	8.70	20	3	0.45	1.00	6.65

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset			Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,			End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total		Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/American Funds New World Fund(e)
Class A
06/30/2013	$11.23	$0.00	$(0.29)	$(0.29)	$–	$–		$10.94	(2.58	) %	$508,935	3%	0.65%	1.45%	0.06%
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38		464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	–		9.69	(14.30)		275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	–	–		11.36	13.60		133,465	0	0.65	1.45	3.78
Class B
06/30/2013	11.28	0.02	(0.30)	(0.28)	–	–		11.00	(2.48)		146	3	0.40	1.20	0.29
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55		136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	–		9.73	(14.00)		81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	–	–		11.37	13.70		18	0	0.40	1.20	3.94
JNL Institutional Alt 20 Fund(e)
Class A
06/30/2013	14.82	(0.01)	0.51	0.50	–	–		15.32	3.37		1,571,787	7	0.17	0.17	(0.17)
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)		14.82	11.15		1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)		910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06		615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	–	–		12.73	27.30		199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund(e)
Class A
06/30/2013	15.29	(0.01)	0.44	0.43	–	–		15.72	2.81		2,196,646	13	0.16	0.16	(0.16)
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33		2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)		1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36		885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	–	–		13.24	32.40		308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund(e)
Class A
06/30/2013	15.57	(0.01)	0.33	0.32	–	–		15.89	2.06		3,069,013	17	0.16	0.16	(0.16)
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88		2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)		1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90		1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	–	–		13.57	35.70		361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund(e)
Class A
06/30/2013	15.33	(0.01)	0.30	0.29	–	–		15.62	1.89		827,675	20	0.18	0.18	(0.18)
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)		15.33	10.95		910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)		986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85		728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–	–		13.97	39.70		229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund(e)
Class A
06/30/2013	10.42	0.03	0.38	0.41	–	–		10.83	3.93		279,097	1	0.69	0.70	0.56
12/31/2012 *	10.00	0.33	0.09	0.42	–	–		10.42	4.20		148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund(e)
Class A
06/30/2013	10.44	0.03	0.58	0.61	–	–		11.05	5.84		195,770	3	0.69	0.70	0.55
12/31/2012 *	10.00	0.28	0.16	0.44	–	–		10.44	4.40		104,924	11	0.70	0.70	4.15

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL Disciplined Moderate Fund(e)
Class A
06/30/2013	$10.62	$(0.01)	$0.63	$0.62	$–	$–	$11.24	5.84%	$913,781	2%	0.16%	0.16%	(0.16	) %
12/31/2012	9.80	0.15	1.15	1.30	(0.15)	(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	–	9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	–	9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)	8.94	18.67	168,455	12	0.19	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)	7.72	(26.60)	58,062	27	0.19	0.19	2.91
JNL Disciplined Moderate Growth Fund(e)
Class A
06/30/2013	9.76	(0.01)	0.79	0.78	–	–	10.54	7.99	993,146	2	0.16	0.16	(0.16)
12/31/2012	8.92	0.13	1.13	1.26	(0.12)	(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	–	8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	–	9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)	8.10	22.77	206,365	16	0.19	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)	6.81	(34.76)	74,452	29	0.19	0.19	2.60
JNL Disciplined Growth Fund(e)
Class A
06/30/2013	9.01	(0.01)	0.74	0.73	–	–	9.74	8.10	396,483	1	0.18	0.18	(0.18)
12/31/2012	8.17	0.11	1.08	1.19	(0.10)	(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	–	8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	–	8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)	7.64	25.39	80,863	24	0.19	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)	6.31	(39.21)	26,133	48	0.19	0.19	2.55
JNL/AQR Managed Futures Strategy Fund
Class A
06/30/2013	9.99	(0.07)	0.18	0.11	–	–	10.10	1.10	515,407	0	1.35	1.35	(1.32)
12/31/2012	9.46	(0.12)	0.65	0.53	–	–	9.99	5.60	541,596	0	1.35	1.35	(1.31)
12/31/2011 *	10.00	(0.04)	(0.50)	(0.54)	–	–	9.46	(5.40)	459,751	0	1.36	1.36	(1.34)
Class B
06/30/2013	10.02	(0.06)	0.18	0.12	–	–	10.14	1.20	101	0	1.15	1.15	(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	–	–	10.02	5.81	100	0	1.15	1.15	(1.26)
12/31/2011 *	10.00	(0.04)	(0.49)	(0.53)	–	–	9.47	(5.30)	95	0	1.16	1.16	(1.14)
JNL/BlackRock Commodity Securities Strategy Fund
Class A
06/30/2013	10.23	0.01	(0.08)	(0.07)	–	–	10.16	(0.68)	1,397,713	10	0.97	0.97	0.16
12/31/2012	10.15	0.03	0.05	0.08	–	–	10.23	0.79	1,458,953	11	0.98	0.98	0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	–	10.15	(7.37)	1,052,317	14	0.98	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	–	11.02	17.44	1,000,238	102	1.00	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	–	9.41	50.17	641,108	108	1.03	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)	(0.43)	6.31	(51.30)	214,651	71	1.04	1.04	1.67
Class B
06/30/2013	10.30	0.02	(0.08)	(0.06)	–	–	10.24	(0.58)	832	10	0.77	0.77	0.39
12/31/2012	10.20	0.04	0.06	0.10	–	–	10.30	0.98	817	11	0.78	0.78	0.43
12/31/2011	11.06	0.00	(0.79)	(0.79)	(0.07)	–	10.20	(7.13)	848	14	0.78	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	–	11.06	17.59	694	102	0.80	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	–	9.44	50.34	538	108	0.83	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)	270	71	0.84	0.84	1.94

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset		Net Assets,					Total		Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,		End of			Net Expenses		Expenses to		Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total	Period (in	Portfolio		to Average		Average Net		to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)	thousands)	Turnover(d)		Net Assets		Assets		Assets
JNL/BlackRock Global Allocation Fund(g)
Class A
06/30/2013	$10.86	$0.06	$0.39	$0.45	$–	$–		$11.31	4.14%	$2,093,945	26%		1.09%	(k)	1.09%	(k)	1.06%
12/31/2012	9.91	0.11	0.84	0.95	–	–		10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	(0.00	)(f)	9.91	(3.82)	513,329	33	(h)	0.81		1.19		0.08
12/31/2010 *	10.00	0.28	0.07	0.35	–	–		10.35	3.50	179,580	5		0.59		1.26		12.50
Class B
06/30/2013	10.91	0.07	0.40	0.47	–	–		11.38	4.31	312	26		0.89	(k)	0.89	(k)	1.26
12/31/2012	9.94	0.13	0.84	0.97	–	–		10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	(0.00	)(f)	9.94	(3.53)	85	33	(h)	0.61		0.99		0.28
12/31/2010 *	10.00	0.33	0.02	0.35	–	–		10.35	3.50	20	5		0.39		1.06		14.63
JNL/Brookfield Global Infrastructure Fund
Class A
06/30/2013	12.29	0.17	0.91	1.08	–	–		13.37	8.79	427,990	44		1.15		1.15		2.61
12/31/2012	10.36	0.33	1.60	1.93	–	–		12.29	18.67	298,842	79		1.15		1.15		2.90
12/31/2011 *	10.00	0.01	0.35	0.36	–	–		10.36	3.60	127,282	0		1.18		1.18		1.96
Class B
06/30/2013	12.32	0.18	0.91	1.09	–	–		13.41	8.85	214	44		0.95		0.95		2.76
12/31/2012	10.36	0.35	1.61	1.96	–	–		12.32	18.96	171	79		0.95		0.95		3.05
12/31/2011 *	10.00	0.01	0.35	0.36	–	–		10.36	3.60	104	0		0.98		0.98		2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2013	9.94	0.08	0.26	0.34	–	–		10.28	3.52 (v)	433,025	25	(i)	1.01		1.01		1.61
12/31/2012	8.97	0.17	1.00	1.17	(0.20)	–		9.94	13.04	415,794	37	(i)	1.01		1.01		1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)	–		8.97	(4.76)	371,075	46	(i)	1.01		1.01		1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)	–		9.52	9.01	358,593	47	(i)	1.01		1.01		1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	–		8.82	22.48	279,806	78		1.01		1.01		1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)		7.35	(28.29)	183,572	70		1.01		1.01		2.37
Class B
06/30/2013	10.19	0.10	0.26	0.36	–	–		10.55	3.63 (v)	496	25	(i)	0.81		0.81		1.81
12/31/2012	9.18	0.19	1.04	1.23	(0.22)	–		10.19	13.38	481	37	(i)	0.81		0.81		1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)	–		9.18	(4.70)	443	46	(i)	0.81		0.81		1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)	–		9.75	9.40	421	47	(i)	0.81		0.81		1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)	–		9.01	22.75	411	78		0.81		0.81		2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)	(1.06)		7.50	(28.22)	189	70		0.81		0.81		2.74
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2013	25.41	0.19	1.27	1.46	–	–		26.87	5.82 (v)	358,654	14		1.09		1.09		1.39
12/31/2012	21.97	0.35	3.38	3.73	(0.29)	–		25.41	17.02	343,838	32		1.08		1.08		1.47
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)	–		21.97	(4.51)	299,322	39		1.08		1.08		1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)	–		23.23	11.77	436,897	30		1.08		1.08		1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	–		20.92	38.32 (j)	332,577	85		1.09		1.09		0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	–	–		15.33	(42.52)	163,107	96		1.09		1.09		2.04
Class B
06/30/2013	25.65	0.21	1.29	1.50	–	–		27.15	5.93 (v)	365	14		0.89		0.89		1.58
12/31/2012	22.17	0.40	3.42	3.82	(0.34)	–		25.65	17.28	366	32		0.88		0.88		1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)	–		22.17	(4.12)	308	39		0.88		0.88		1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)	–		23.40	12.01	311	30		0.88		0.88		1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)	–		21.05	38.63 (j)	329	85		0.89		0.89		1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	–	–		15.41	(42.39)	161	96		0.89		0.89		2.05

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2013	$8.15	$0.05	$1.15	$1.20	$–		$–	$9.35	14.72%	$308,862	5%	0.80%	0.92%	1.12%
12/31/2012	7.23	0.11	0.88	0.99	(0.07)		–	8.15	13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)		–	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		–	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		–	6.57	33.83	84,192	36	0.96	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96	0.96	1.35
Class B
06/30/2013	8.52	0.06	1.21	1.27	–		–	9.79	14.91	284	5	0.60	0.72	1.32
12/31/2012	7.56	0.13	0.92	1.05	(0.09)		–	8.52	13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)		–	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		–	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		–	6.85	34.26	94	36	0.76	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)	5.16	(38.93)	138	57	0.76	0.76	1.55
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2013	22.77	(0.01)	3.01	3.00	–		–	25.77	13.22 (v)	1,322,250	40	0.97	0.97	(0.09)
12/31/2012	20.16	0.02	2.76	2.78	–		(0.17)	22.77	13.83	1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	–		(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		–	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–		–	16.14	35.52	279,448	67	1.03	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	–		(0.85)	11.91	(38.34)	164,108	69	1.03	1.03	(0.25)
Class B
06/30/2013	23.29	0.01	3.08	3.09	–		–	26.38	13.31 (v)	1,046	40	0.77	0.77	0.11
12/31/2012	20.57	0.05	2.84	2.89	–		(0.17)	23.29	14.09	912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	–		(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		–	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–		–	16.40	35.76	248	67	0.83	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	–		(0.85)	12.08	(38.20)	183	69	0.83	0.83	(0.03)
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2013	8.22	0.06	(1.09)	(1.03)	–		–	7.19	(12.53)	129,174	39	1.26	1.26	1.43
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)	8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)	7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		–	9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	–	8.14	69.59	108,276	39	1.27	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		–	4.80	(50.09)	7,727	132	1.29	1.29	1.66
Class B
06/30/2013	8.24	0.07	(1.10)	(1.03)	–		–	7.21	(12.50)	193	39	1.06	1.06	1.67
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)	8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)	7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		–	9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	–	8.15	69.80	134	39	1.07	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		–	4.80	(49.92)	57	132	1.09	1.09	1.73

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized		Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on		Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment		End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions		of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/Eastspring Investments China-India Fund
Class A
06/30/2013	$7.38	$0.08	$(0.95)	$(0.87)	$–		$–		$6.51	(11.79)%	$329,194	18%	1.31%	1.31%	2.14%
12/31/2012	6.02	0.07	1.34	1.41	(0.05)		–		7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	–		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	–		–		7.71	82.27	233,497	73	1.33	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	–		–		4.23	(57.62)	25,987	188	1.41	1.41	0.51
Class B
06/30/2013	7.43	0.08	(0.95)	(0.87)	–		–		6.56	(11.71)	321	18	1.11	1.11	2.29
12/31/2012	6.07	0.08	1.34	1.42	(0.06)		–		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	–		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–		–		7.74	82.55	239	73	1.13	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	–		–		4.24	(57.52)	68	188	1.21	1.21	0.52
JNL/Franklin Templeton Founding Strategy Fund				(e)
Class A
06/30/2013	9.74	(0.00)	0.83	0.83	–		–		10.57	8.52	1,336,875	2	0.05	0.05	(0.05)
12/31/2012	8.58	0.23	1.14	1.37	(0.21)		–		9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		–		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		–		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(f)	–		8.22	30.13	838,759	5	0.06	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	)(f)	6.32	(36.13)	580,801	14	0.06	0.06	(0.02)
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2013	9.05	0.11	0.69	0.80	–		–		9.85	8.84	737,469	6	1.03	1.03	2.20
12/31/2012	7.52	0.15	1.51	1.66	(0.13)		–		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		–		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		–		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		–		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(f)	(0.00	)(f)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
Class B
06/30/2013	9.07	0.12	0.69	0.81	–		–		9.88	8.93	403	6	0.83	0.83	2.38
12/31/2012	7.53	0.16	1.52	1.68	(0.14)		–		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		–		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		–		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		–		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(f)	(0.00	)(f)	5.93	(40.50)	153	11	0.91	0.91	2.48
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2013	11.84	0.18	(0.21)	(0.03)	–		–		11.81	(0.25)	1,304,507	7	1.09	1.09	2.99
12/31/2012	10.07	0.39	1.40	1.79	(0.02)		(0.00	)(f)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011 *	10.00	0.01	0.06	0.07	–		–		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
06/30/2013	11.86	0.19	(0.21)	(0.02)	–		–		11.84	(0.17)	353	7	0.89	0.89	3.19
12/31/2012	10.07	0.31	1.50	1.81	(0.02)		(0.00	)(f)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011 *	10.00	0.01	0.06	0.07	–		–		10.07	0.70	101	3	0.92	0.92	2.52

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,				Total		Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses		Expenses to		Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average		Average Net		to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets		Assets		Assets
JNL/Franklin Templeton Income Fund
Class A
06/30/2013	$10.67	$0.25	$0.20	$0.45	$–		$–	$11.12	4.22%	$1,844,243	15%	0.93%		0.93%		4.59%
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		–	10.67	12.20	1,622,308	24	0.94		0.94		5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		–	9.94	2.53	1,254,686	21	0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		–	10.10	12.57	1,061,794	33	0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		–	9.29	32.92	728,236	39	1.00		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		–	7.39	(29.74)	432,233	56	1.00		1.00		7.05
Class B
06/30/2013	10.29	0.26	0.19	0.45	–		–	10.74	4.37	600	15	0.73		0.73		4.80
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		–	10.29	12.51	548	24	0.74		0.74		5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		–	9.59	2.66	514	21	0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		–	9.76	12.79	346	33	0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		–	8.98	33.07	388	39	0.80		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		–	7.16	(29.51)	228	56	0.80		0.80		7.39
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2013	8.65	0.10	0.60	0.70	–		–	9.35	8.09	309,416	7	1.30		1.30		2.27
12/31/2012	6.89	0.11	1.76	1.87	(0.11)		–	8.65	27.26	258,118	32	1.30		1.30		1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		–	6.89	(14.38)	219,846	21	1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		–	8.17	20.55	213,824	162	1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		–	6.85	52.93	144,004	46	1.31		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		–	4.53	(54.00)	44,755	53	1.31		1.31		1.88
Class B
06/30/2013	8.70	0.11	0.61	0.72	–		–	9.42	8.28	204	7	1.10		1.10		2.32
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		–	8.70	27.30	251	32	1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		–	6.94	(14.05)	163	21	1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		–	8.21	20.70	181	162	1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		–	6.88	53.05	218	46	1.11		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		–	4.55	(53.84)	80	53	1.11		1.11		2.01
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2013	9.21	0.09	1.08	1.17	–		–	10.38	12.70	949,827	16	1.02		1.02		1.78
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		–	9.21	13.66	829,053	34	1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		–	8.22	(0.66)	690,280	37	1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	–	8.48	11.45	594,707	33	1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		–	7.61	26.74	423,572	61	1.11	(k)	1.11	(k)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	–		(0.02)	6.20	(37.90)	255,941	49	1.08	(k)	1.08	(k)	1.67
Class B
06/30/2013	9.28	0.10	1.09	1.19	–		–	10.47	12.82	499	16	0.82		0.82		1.98
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		–	9.28	14.01	445	34	0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		–	8.27	(0.40)	377	37	0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		–	8.52	11.66	358	33	0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		–	7.64	27.00	282	61	0.91	(k)	0.91	(k)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	–		(0.02)	6.22	(37.76)	170	49	0.88	(k)	0.88	(k)	2.13

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset		Net Assets,			Net	Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,		End of			Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total	Period (in	Portfolio		to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)	thousands)	Turnover(d)		Net Assets	Assets	Assets
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2013	$12.53	$0.03	$1.31	$1.34	$–	$–	$13.87	10.69%	$734,276	11%		1.08%	1.08%	0.38%
12/31/2012	10.69	0.15	1.73	1.88	(0.03)	(0.01)	12.53	17.62	919,607	8		1.10	1.10	1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	–	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	–	11.02	26.84	294,200	9		1.14	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	–	8.72	33.80	167,589	2		1.16	1.16	0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.16	1.10
Class B
06/30/2013	12.51	0.04	1.31	1.35	–	–	13.86	10.79	413	11		0.88	0.88	0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)	(0.01)	12.51	17.87	459	8		0.90	0.90	1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	–	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	–	10.98	27.07	400	9		0.94	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	–	8.68	33.96	237	2		0.96	0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	0.96	1.33
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2013	12.44	0.09	(0.36)	(0.27)	–	–	12.17	(2.17)	862,040	393	(l)	0.88	0.88	1.44
12/31/2012	12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(l)	0.88	0.88	1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(l)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(l)	0.88	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(l)	0.90	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	0.90	4.76
Class B
06/30/2013	12.63	0.10	(0.36)	(0.26)	–	–	12.37	(2.06)	379	393	(l)	0.68	0.68	1.62
12/31/2012	12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(l)	0.68	0.68	1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(l)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(l)	0.68	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(l)	0.70	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	0.70	4.95
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2013	14.11	0.28	(1.28)	(1.00)	–	–	13.11	(7.09)	875,234	91		1.06	1.06	3.94
12/31/2012	12.03	0.67	1.73	2.40	–	(0.32)	14.11	19.96	952,660	138		1.07	1.07	5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)	12.03	(4.67)	782,878	186		1.07	1.07	3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–	11.89	23.06	193,046	94		1.11	1.11	3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–	9.67	(3.30)	28,973	44		1.11	1.11	3.92
Class B
06/30/2013	14.22	0.29	(1.29)	(1.00)	–	–	13.22	(7.03)	206	91		0.86	0.86	4.16
12/31/2012	12.09	0.71	1.74	2.45	–	(0.32)	14.22	20.28	261	138		0.87	0.87	5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186		0.87	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–	11.92	23.38	197	94		0.91	0.91	4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–	9.67	(3.30)	97	44		0.91	0.91	4.06

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset		Net Assets,				Total		Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,		End of		Net Expenses		Expenses to		Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total	Period (in	Portfolio	to Average		Average Net		to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)	thousands)	Turnover(d)	Net Assets		Assets		Assets
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2013	$11.06	$0.04	$1.65	$1.69	$–	$–		$12.75	15.28%	$987,430	69%	1.01%		1.01%		0.66%
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(m)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–		8.56	32.65	275,024	113	1.03		1.03		1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)		6.51	(36.09)	134,460	98	1.04		1.04		0.83
Class B
06/30/2013	11.09	0.06	1.64	1.70	–	–		12.79	15.33	16,096	69	0.81		0.81		0.91
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(m)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–		8.56	33.09	5,701	113	0.83		0.83		1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)		6.50	(36.03)	244	98	0.84		0.84		1.11
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2013	8.71	0.01	1.17	1.18	–	–		9.89	13.55	157,319	64	1.95	(k)	1.95	(k)	0.12
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	–		8.71	19.59	129,675	106	2.13	(k)	2.13	(k)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	–		7.31	(10.63)	98,233	204	2.03	(k)	2.03	(k)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–		8.19	8.70	115,234	639	1.88	(k)	1.88	(k)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–		7.58	24.86	90,306	909	1.54	(k)	1.54	(k)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	–	(0.61)		6.11	(37.68)	41,879	455	1.59	(k)	1.59	(k)	0.98
Class B
06/30/2013	8.77	0.02	1.18	1.20	–	–		9.97	13.68	285	64	1.75	(k)	1.75	(k)	0.32
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	–		8.77	19.80	249	106	1.93	(k)	1.93	(k)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	–		7.36	(10.38)	171	204	1.83	(k)	1.83	(k)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–		8.24	8.92	170	639	1.68	(k)	1.68	(k)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–		7.62	25.07	147	909	1.34	(k)	1.34	(k)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	–	(0.61)		6.14	(37.51)	93	455	1.39	(k)	1.39	(k)	1.22
JNL/Invesco Global Real Estate Fund
Class A
06/30/2013	9.88	0.12	(0.02)	0.10	–	–		9.98	1.01	1,479,312	37	1.06		1.06		2.30
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	–		9.88	28.31	1,362,397	57	1.05		1.05		2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	–		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–		7.53	32.53	342,951	65	1.07		1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)		5.79	(35.71)	145,218	117	1.03		1.03		2.78
Class B
06/30/2013	9.98	0.13	(0.01)	0.12	–	–		10.10	1.20	907	37	0.86		0.86		2.47
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	–		9.98	28.58	911	57	0.85		0.85		2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	–		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–		7.58	32.86	404	65	0.87		0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)		5.82	(35.61)	294	117	0.83		0.83		2.93

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset			Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,			End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total		Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/Invesco International Growth Fund
Class A
06/30/2013	$10.89	$0.13	$0.05	$0.18	$–	$–	$11.07	1.65%		$887,543	10%	1.00%	1.00%	2.36%
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	–	10.89	15.76		729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	–	9.56	(6.89)		636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	–	10.34	12.31		588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	–	9.27	36.99	(n)	431,595	27	1.04	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	1.03	2.10
Class B
06/30/2013	11.41	0.15	0.05	0.20	–	–	11.61	1.75		560	10	0.80	0.80	2.53
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	–	11.41	15.95		566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	–	10.01	(6.64)		446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	–	10.81	12.52		485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	–	9.68	39.94	(n)	386	27	0.84	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)		9,418	53	0.83	0.83	2.27
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2013	12.81	0.01	1.12	1.13	–	–	13.94	8.82		985,098	43	0.96	0.96	0.15
12/31/2012	11.73	0.04	1.42	1.46	–	(0.38)	12.81	12.49		995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	–	11.73	(6.68)		954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	–	12.59	17.41		910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	–	10.75	24.29		624,156	57	0.97	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.97	0.29
Class B
06/30/2013	12.95	0.02	1.13	1.15	–	–	14.10	8.88		960	43	0.76	0.76	0.35
12/31/2012	11.83	0.07	1.43	1.50	–	(0.38)	12.95	12.73		917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	–	11.83	(6.49)		749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	–	12.69	17.69		778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	–	10.82	24.57		587	57	0.77	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)		404	56	0.77	0.77	0.52
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2013	14.30	(0.01)	2.17	2.16	–	–	16.46	15.10		475,044	23	1.13	1.13	(0.10)
12/31/2012	12.55	0.04	2.17	2.21	–	(0.46)	14.30	17.68		394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	–	(0.04)	12.55	(1.36)		178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	–	–	12.76	26.21		149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–	–	10.11	34.80		92,793	33	1.16	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	–	(1.33)	7.50	(39.73)		40,314	42	1.16	1.16	(0.32)
Class B
06/30/2013	14.62	0.01	2.20	2.21	–	–	16.83	15.12		455	23	0.93	0.93	0.09
12/31/2012	12.79	0.05	2.24	2.29	–	(0.46)	14.62	17.97		463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	–	(0.04)	12.79	(1.18)		408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	–	–	12.98	26.51		414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–	–	10.26	35.00		157	33	0.96	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	–	(1.33)	7.60	(39.58)		103	42	0.96	0.96	(0.10)

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/Ivy Asset Strategy Fund
Class A
06/30/2013	$12.37	$0.07	$0.27	$0.34	$–		$–	$12.71	2.75%	$2,345,436	39%	1.21%	1.21%	1.03%
12/31/2012	10.56	0.23	1.59	1.82	(0.01)		–	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		–	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	–	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
06/30/2013	12.41	0.08	0.09	0.17	–		–	12.58	1.37	606	39	1.01	1.01	1.25
12/31/2012	10.60	0.25	1.59	1.84	(0.03)		–	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		–	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	–	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2013	7.11	0.13	0.03	0.16	–		–	7.27	2.39 (v)	540,292	27	1.03	1.03	3.51
12/31/2012	6.35	0.20	0.88	1.08	(0.32)		–	7.11	17.16	506,613	63	1.01	1.01	2.95
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		–	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		–	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		–	7.17	30.17	549,144	92	1.03	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)		(1.91)	5.72	(44.49)	346,379	90	1.01	1.01	3.40
Class B
06/30/2013	7.26	0.14	0.04	0.18	–		–	7.44	2.62 (v)	624	27	0.83	0.83	3.67
12/31/2012	6.48	0.21	0.91	1.12	(0.34)		–	7.26	17.42	607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		–	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		–	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		–	7.31	30.60	546	92	0.83	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)		(1.91)	5.82	(44.44)	458	90	0.81	0.81	3.55
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2013	21.90	0.04	3.38	3.42	–		–	25.32	15.62	901,204	33	0.97	0.97	0.30
12/31/2012	18.84	0.07	2.99	3.06	–		–	21.90	16.24	555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	–		–	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	–		–	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–		–	15.94	42.96	163,690	82	1.01	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	–		–	11.15	(44.44)	91,958	105	1.02	1.02	(0.30)
Class B
06/30/2013	22.11	0.05	3.42	3.47	–		–	25.58	15.69	244	33	0.77	0.77	0.43
12/31/2012	18.98	0.11	3.02	3.13	–		–	22.11	16.49	227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	–		–	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	–		–	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–		–	16.13	43.25	114	82	0.81	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	–		–	11.26	(44.31)	158	105	0.82	0.82	(0.08)

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset			Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,			End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total		Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2013	$14.09	$0.17	$(0.55)	$(0.38)	$–	$–	$13.71	(2.63	)(v)%	$1,377,557	1%	0.68%	0.68%	2.45%
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	–	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	–	13.90	9.83		1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	–	12.94	7.34		918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	–	12.39	3.69		693,017	12	0.73	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	–	12.25	6.53		680,849	14	0.76	0.76	4.06
Class B
06/30/2013	14.72	0.19	(0.57)	(0.38)	–	–	14.34	(2.51	)(v)	927	1	0.48	0.48	2.66
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	–	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	–	14.50	10.10		1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	–	13.47	7.53		523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	–	12.88	3.92		564	12	0.53	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	–	12.71	6.73		897	14	0.56	0.56	4.11
JNL/Lazard Emerging Markets Fund
Class A
06/30/2013	11.47	0.14	(1.20)	(1.06)	–	–	10.41	(9.24)		1,442,229	10	1.22	1.23	2.53
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	–	9.83	(17.75)		1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91		1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74		735,862	49	1.27	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)		211,608	64	1.28	1.28	3.21
Class B
06/30/2013	11.52	0.14	(1.19)	(1.05)	–	–	10.47	(9.11)		572	10	1.02	1.03	2.54
12/31/2012	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46		759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	–	9.87	(17.63)		758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	–	12.14	22.24		1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	–	9.98	71.96		775	49	1.07	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)		236	64	1.08	1.08	3.28
JNL/Lazard Mid Cap Equity Fund
Class A
06/30/2013	11.67	0.05	1.64	1.69	–	–	13.36	14.57	(v)	246,948	53	1.01	1.01	0.75
12/31/2012	10.86	0.03	0.81	0.84	(0.03)	–	11.67	7.74		220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	–	10.86	(5.67)		223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–	11.59	23.07		214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–	9.46	39.65		164,730	79	1.03	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)		125,184	81	1.02	1.02	1.50
Class B
06/30/2013	11.77	0.06	1.66	1.72	–	–	13.49	14.70	(v)	242	53	0.81	0.81	0.98
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	–	11.77	7.89		184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	–	10.96	(5.38)		192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–	11.68	23.24		176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–	9.53	39.19		167	79	0.83	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)		2,108	81	0.82	0.82	1.70

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized		Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on		Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment		End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions		of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/M&G Global Basics Fund
Class A
06/30/2013	$13.66	$0.10	$(0.43)	$(0.33)	$–		$–		$13.33	(2.42)%	$211,770	24%	1.21%	1.21%	1.46%
12/31/2012	13.15	0.19	0.83	1.02	(0.15)		(0.36)		13.66	7.90	215,548	41	1.20	1.20	1.36
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)		(0.03)		13.15	(11.89)	275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)		(0.05)		14.98	23.19	195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)		(0.06)		12.27	46.88	29,708	43	1.21	1.21	0.47
12/31/2008 *	10.00	0.00	(1.58)	(1.58)	–		–		8.42	(15.80)	4,703	10	1.24	1.24	(0.03)
Class B
06/30/2013	13.72	0.08	(0.40)	(0.32)	–		–		13.40	(2.33)	51	24	1.01	1.01	1.12
12/31/2012	13.21	0.20	0.86	1.06	(0.19)		(0.36)		13.72	8.14	109	41	1.00	1.00	1.46
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)		(0.03)		13.21	(11.73)	107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)		(0.05)		15.02	23.37	115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)		(0.06)		12.30	47.19	160	43	1.01	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	–		–		8.43	(15.70)	84	10	1.04	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
06/30/2013	11.82	0.08	1.22	1.30	–		–		13.12	11.00	55,660	36	1.20	1.20	1.29
12/31/2012	10.42	0.14	1.40	1.54	(0.12)		(0.02)		11.82	14.76	47,717	50	1.16	1.16	1.23
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)		(0.72)		10.42	(11.60)	36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)		(0.13)		12.73	13.13	29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)		–		11.41	37.43	17,302	39	1.21	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)		–		8.35	(16.43)	4,501	34	1.23	1.23	0.82
Class B
06/30/2013	11.84	0.10	1.22	1.32	–		–		13.16	11.15	172	36	1.00	1.00	1.49
12/31/2012	10.44	0.16	1.40	1.56	(0.14)		(0.02)		11.84	14.92	155	50	0.96	0.96	1.44
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)		(0.72)		10.44	(11.41)	135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)		(0.13)		12.75	13.36	150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)		–		11.42	37.70	126	39	1.01	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)		–		8.35	(16.40)	84	34	1.03	1.03	1.03
JNL/Mellon Capital 10 x 10 Fund(e)
Class A
06/30/2013	8.90	(0.00)	0.97	0.97	–		–		9.87	10.90	337,296	3	0.05	0.05	(0.05)
12/31/2012	7.93	0.21	1.05	1.26	(0.21)		(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)		–		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)		(0.00	)(f)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)		(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)		(0.06)		6.19	(36.25)	100,370	20	0.06	0.06	3.11
JNL/Mellon Capital Index 5 Fund(e)
Class A
06/30/2013	10.16	(0.00)	0.88	0.88	–		–		11.04	8.66	615,324	4	0.05	0.05	(0.05)
12/31/2012	9.31	0.19	1.10	1.29	(0.15)		(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)		(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)		(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)		(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)		(0.10)		6.83	(29.87)	60,409	23	0.06	0.06	3.49
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/2013	10.67	0.11	(1.30)	(1.19)	–		–		9.48	(11.15)	501,354	37	0.81	0.81	2.16
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(f)	–		10.67	17.56	402,390	102	0.79	0.79	1.75
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	–		–		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
06/30/2013	10.69	0.11	(1.29)	(1.18)	–		–		9.51	(11.04)	121	37	0.61	0.61	2.14
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		–		10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	–		–		9.08	(9.20)	91	38	0.64	0.64	1.15

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/Mellon Capital European 30 Fund
Class A
06/30/2013	$10.16	$0.36	$0.24	$0.60	$–	$–		$10.76	5.91%	$42,642	74%	0.77%	0.77%	6.70%
12/31/2012	9.84	0.39	0.45	0.84	(0.36)	(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)	(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)	(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)	–		8.59	(13.74)	2,055	0	0.84	0.84	2.26
Class B
06/30/2013	10.21	0.35	0.26	0.61	–	–		10.82	5.97	146	74	0.57	0.57	6.58
12/31/2012	9.88	0.44	0.42	0.86	(0.37)	(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)	(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)	(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)	–		8.59	13.71	86	0	0.64	0.64	2.45
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/2013	12.78	0.20	0.71	0.91	–	–		13.69	7.12	136,610	85	0.73	0.73	2.95
12/31/2012	11.88	0.45	0.97	1.42	(0.23)	(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)	(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	–	(0.00	)(f)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–	–		9.60	(4.00)	3,299	0	0.82	0.82	0.78
Class B
06/30/2013	12.85	0.22	0.72	0.94	–	–		13.79	7.23	229	85	0.53	0.53	3.22
12/31/2012	11.93	0.48	0.98	1.46	(0.25)	(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)	(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	–	(0.00	)(f)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)		11.28	24.49	136	47	0.58	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–	–		9.60	(4.00)	98	0	0.62	0.62	0.99
JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/2013	11.82	0.10	1.50	1.60	–	–		13.42	13.54	2,032,470	1	0.57	0.57	1.56
12/31/2012	10.48	0.20	1.41	1.61	(0.18)	(0.09)		11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)	(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)	(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)	–		9.38	25.97	900,282	4	0.60	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	–		7.54	(37.64)	457,126	7	0.60	0.60	1.80
Class B
06/30/2013	12.05	0.12	1.52	1.64	–	–		13.69	13.61	22,296	1	0.37	0.37	1.76
12/31/2012	10.68	0.23	1.43	1.66	(0.20)	(0.09)		12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)	(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)	(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	–		9.54	26.26	10,996	4	0.40	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	–		7.66	(37.57)	8,916	7	0.40	0.40	2.01

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset			Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,			End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total		Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/2013	$14.46	$0.09	$1.99	$2.08	$–	$–		$16.54	14.45	(v)%	$1,288,378	6%	0.58%	0.58%	1.09%
12/31/2012	12.80	0.16	2.05	2.21	(0.15)	(0.40)		14.46	17.24		977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)		658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83		664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	–		11.17	38.03		469,779	14	0.61	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)		284,426	30	0.61	0.61	1.35
Class B
06/30/2013	14.67	0.10	2.03	2.13	–	–		16.80	14.59	(v)	11,752	6	0.38	0.38	1.29
12/31/2012	12.98	0.18	2.09	2.27	(0.18)	(0.40)		14.67	17.50		7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)		6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19		6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	–		11.30	38.34		4,541	14	0.41	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)		2,613	30	0.41	0.41	1.55
JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/2013	12.82	0.08	1.94	2.02	–	–		14.84	15.83	(v)	1,250,420	12	0.56	0.56	1.17
12/31/2012	11.56	0.22	1.62	1.84	(0.21)	(0.37)		12.82	15.89		1,064,003	17	0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)	(0.40)		11.56	(4.34)		761,311	15	0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	–		12.61	26.32		709,661	14	0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54		470,449	17	0.61	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)		241,444	29	0.61	0.61	0.96
Class B
06/30/2013	12.97	0.10	1.96	2.06	–	–		15.03	15.96	(v)	16,365	12	0.36	0.36	1.38
12/31/2012	11.69	0.24	1.65	1.89	(0.24)	(0.37)		12.97	16.15		11,377	17	0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)		11.69	(4.20)		10,611	15	0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	–		12.75	26.58		5,158	14	0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68		3,916	17	0.41	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)		2,299	29	0.41	0.41	1.17
JNL/Mellon Capital International Index Fund
Class A
06/30/2013	12.22	0.24	0.15	0.39	–	–		12.61	3.19		1,862,606	1	0.65	0.65	3.72
12/31/2012	10.62	0.33	1.58	1.91	(0.31)	–		12.22	18.02		1,734,284	2	0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	–		10.62	(12.26)		1,144,242	5	0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	–		12.48	6.81		1,066,567	2	0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(f)	11.90	29.28		721,755	2	0.69	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)		369,368	15	0.65	0.65	3.31
Class B
06/30/2013	12.63	0.26	0.16	0.42	–	–		13.05	3.33		25,882	1	0.45	0.45	3.93
12/31/2012	10.96	0.38	1.62	2.00	(0.33)	–		12.63	18.28		23,298	2	0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	–		10.96	(12.09)		19,988	5	0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	–		12.87	7.01		21,720	2	0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(f)	12.26	29.57		18,284	2	0.49	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)		6,256	15	0.45	0.45	3.55

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized			Net Realized		Net Asset		Net Assets,				Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on		Value,		End of			Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment		End	Total	Period (in	Portfolio		to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions		of Period	Return(c)	thousands)	Turnover(d)		Net Assets	Assets	Assets
JNL/Mellon Capital Bond Index Fund
Class A
06/30/2013	$12.22	$0.10	$(0.44)	$(0.34)	$–	$–		$11.88	(2.78)%	$1,951,466	30%	(o)	0.56%	0.56%	1.59%
12/31/2012	12.11	0.24	0.19	0.43	(0.27)	(0.05)		12.22	3.61	1,826,770	63	(o)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(o)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(o)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(o)	0.60	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	–		11.07	3.79	379,239	51	(o)	0.61	0.61	4.60
Class B
06/30/2013	12.61	0.11	(0.45)	(0.34)	–	–		12.27	(2.70)	4,561	30	(o)	0.36	0.36	1.79
12/31/2012	12.48	0.28	0.20	0.48	(0.30)	(0.05)		12.61	3.85	4,559	63	(o)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(o)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(o)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(o)	0.40	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	–		11.36	3.98	1,596	51	(o)	0.41	0.41	4.81
JNL/Mellon Capital Global Alpha Fund
Class A
06/30/2013	10.20	(0.07)	0.04	(0.03)	–	–		10.17	(0.29)	413,529	0		1.35	1.35	(1.30)
12/31/2012	10.57	(0.14)	(0.06)	(0.20)	–	(0.17)		10.20	(1.89)	488,407	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	–	(0.00	)(f)	10.47	6.00	200,918	0		1.36	1.36	(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	–	–		9.88	(1.20)	62,275	0		1.35	1.35	(1.28)
Class B
06/30/2013	10.26	(0.06)	0.04	(0.02)	–	–		10.24	(0.19)	233	0		1.15	1.15	(1.10)
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	–	(0.17)		10.26	(1.78)	219	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	–	(0.00	)(f)	10.49	6.09	196	0		1.16	1.16	(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	–	–		9.89	(1.10)	109	0		1.15	1.15	(1.09)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2013	10.22	0.02	1.77	1.79	–	–		12.01	17.51	114,980	59		0.70	0.70	0.39
12/31/2012 *	10.00	0.09	0.13	0.22	–	–		10.22	2.20	78,005	61		0.70	0.70	1.37
Class B
06/30/2013	10.23	0.03	1.78	1.81	–	–		12.04	17.69	127	59		0.50	0.50	0.58
12/31/2012 *	10.00	0.10	0.13	0.23	–	–		10.23	2.30	105	61		0.50	0.50	1.50
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/2013 *	10.00	0.07	(0.74)	(0.67)	–	–		9.33	(6.70)	2,570	0		0.80	0.80	4.12
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2013	9.55	0.00	1.41	1.41	–	–		10.96	14.76	34,183	26		1.12	1.12	0.00
12/31/2012 *	10.00	0.04	(0.45)	(0.41)	(0.04)	–		9.55	(4.13)	17,008	28		1.11	1.11	0.59
Class B
06/30/2013	9.55	0.01	1.42	1.43	–	–		10.98	14.97	111	26		0.92	0.92	0.16
12/31/2012 *	10.00	0.05	(0.45)	(0.40)	(0.05)	–		9.55	(4.05)	96	28		0.91	0.91	0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2013	10.54	0.11	(0.32)	(0.21)	–	–		10.33	(1.99)	152,138	73	(p)	0.95	0.95	2.06
12/31/2012 *	10.00	0.13	0.41	0.54	–	–		10.54	5.40	80,917	76	(p)	0.95	0.95	1.93
Class B
06/30/2013	10.55	0.12	(0.32)	(0.20)	–	–		10.35	(1.90)	119	73	(p)	0.75	0.75	2.30
12/31/2012 *	10.00	0.14	0.41	0.55	–	–		10.55	5.50	121	76	(p)	0.75	0.75	2.09

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset		Net Assets,				Total		Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,		End of		Net Expenses		Expenses to		Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total	Period (in	Portfolio	to Average		Average Net		to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets		Assets		Assets
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2013	$11.40	$0.11	$0.77	$0.88	$–	$–	$12.28	7.72%	$774,703	10%	1.00%		1.00%		1.79%
12/31/2012	9.55	0.14	1.82	1.96	(0.11)	–	11.40	20.54	636,096	34	1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	–	9.55	(8.22)	546,730	19	1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	–	10.47	15.38	401,636	25	1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21	1.06		1.06		1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22	1.06		1.06		1.71
Class B
06/30/2013	11.54	0.12	0.78	0.90	–	–	12.44	7.80	903	10	0.80		0.80		1.96
12/31/2012	9.66	0.16	1.85	2.01	(0.13)	–	11.54	20.82	839	34	0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	–	9.66	(8.11)	631	19	0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	–	10.59	15.68	616	25	0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21	0.86		0.86		1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22	0.86		0.86		1.82
JNL/PIMCO Real Return Fund
Class A
06/30/2013	12.89	0.01	(1.06)	(1.05)	–	–	11.84	(8.15)	2,427,692	106	0.85	(k)	0.85	(k)	0.10
12/31/2012	12.83	0.13	0.96	1.09	(0.25)	(0.78)	12.89	8.43	3,083,176	85	0.85	(k)	0.85	(k)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)	12.83	11.71	2,714,541	443	0.81	(k)	0.81	(k)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)	12.06	7.72	1,794,823	536	0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	–	11.57	17.25	1,189,828	722	0.81		0.81		2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289	0.81		0.81		3.44
Class B
06/30/2013	13.01	0.02	(1.07)	(1.05)	–	–	11.96	(8.07)	889	106	0.65	(k)	0.65	(k)	0.34
12/31/2012	12.93	0.16	0.97	1.13	(0.27)	(0.78)	13.01	8.67	952	85	0.65	(k)	0.65	(k)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)	12.93	11.84	513	443	0.61	(k)	0.61	(k)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)	12.15	7.96	263	536	0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	–	11.64	17.76	237	722	0.61		0.61		2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289	0.61		0.61		3.63
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2013	13.06	0.07	(0.47)	(0.40)	–	–	12.66	(3.06)	5,756,673	179	0.80	(k)	0.80	(k)	1.11
12/31/2012	12.57	0.24	0.76	1.00	(0.25)	(0.26)	13.06	8.00	5,788,043	448	0.80	(k)	0.80	(k)	1.79
12/31/2011	12.35	0.30	0.31	0.61	(0.37)	(0.02)	12.57	4.91	3,843,292	500	0.80	(k)	0.80	(k)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)	(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660	0.81		0.81		4.22
Class B
06/30/2013	13.93	0.09	(0.50)	(0.41)	–	–	13.52	(2.94)	22,675	179	0.60	(k)	0.60	(k)	1.32
12/31/2012	13.37	0.28	0.81	1.09	(0.27)	(0.26)	13.93	8.21	24,851	448	0.60	(k)	0.60	(k)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)	(0.02)	13.37	5.12	17,968	500	0.60	(k)	0.60	(k)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)	(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660	0.61		0.61		4.40
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2013	10.60	0.22	(0.06)	0.16	–	–	10.76	1.51	1,015,432	38	0.99		0.99		4.10
12/31/2012	10.07	0.44	0.35	0.79	(0.26)	–	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011 *	10.00	0.36	(0.29)	0.07	–	–	10.07	0.70	445,716	57	1.00		1.00		3.64

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/PPM America High Yield Bond Fund
Class A
06/30/2013	$7.21	$0.23	$(0.11)	$0.12	$–		$–	$7.33	1.66%	$2,201,348	49%	0.74%	0.74%	6.25%
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		–	7.21	16.75	2,193,974	73	0.74	0.74	6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		–	6.51	4.67	1,261,007	46	0.75	0.75	7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		–	6.67	15.63	900,088	66	0.76	0.76	7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		–	6.15	46.30	566,513	50	0.78	0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		–	4.46	(30.75)	188,010	78	0.79	0.79	8.82
Class B
06/30/2013	8.05	0.27	(0.12)	0.15	–		–	8.20	1.86	12,585	49	0.54	0.54	6.45
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		–	8.05	16.90	11,478	73	0.54	0.54	7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		–	7.23	4.96	8,751	46	0.55	0.55	7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		–	7.35	15.76	7,612	66	0.56	0.56	8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		–	6.74	46.58	5,989	50	0.58	0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		–	4.86	(30.65)	3,280	78	0.59	0.59	9.09
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2013	10.64	0.04	1.70	1.74	–		–	12.38	16.35	256,897	24	1.06	1.06	0.67
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06	1.06	0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06	1.06	0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	–	10.69	29.58	86,297	73	1.06	1.06	0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		–	8.25	47.38	20,020	89	1.06	1.06	0.77
12/31/2008 *	10.00	0.07	(4.37)	(4.30)	(0.08)		–	5.62	(43.00)	5,011	154	1.06	1.06	1.05
Class B
06/30/2013	10.67	0.05	1.71	1.76	–		–	12.43	16.49	217	24	0.86	0.86	0.84
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86	0.86	1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86	0.86	0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	–	10.70	29.70	122	73	0.86	0.86	0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		–	8.25	47.82	92	89	0.86	0.86	0.99
12/31/2008 *	10.00	0.08	(4.38)	(4.30)	(0.09)		–	5.61	(42.94)	58	154	0.86	0.86	1.28
JNL/PPM America Small Cap Value Fund
Class A
06/30/2013	9.74	0.03	1.45	1.48	–		–	11.22	15.20	131,920	31	1.06	1.06	0.50
12/31/2012	8.41	0.08	1.57	1.65	(0.09)		(0.23)	9.74	19.68	99,004	86	1.06	1.06	0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		–	8.37	33.97	15,861	114	1.06	1.06	0.60
12/31/2008 *	10.00	0.06	(3.75)	(3.69)	(0.04)		–	6.27	(36.85)	8,356	66	1.06	1.06	1.02
Class B
06/30/2013	9.76	0.04	1.45	1.49	–		–	11.25	15.27	10,166	31	0.86	0.86	0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		–	8.38	34.30	3,850	114	0.86	0.86	0.68
12/31/2008 *	10.00	0.07	(3.75)	(3.68)	(0.05)		–	6.27	(36.75)	87	66	0.86	0.86	1.15

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized				Net Realized	Net Asset			Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on	Value,			End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment	End	Total		Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions	of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/PPM America Value Equity Fund
Class A
06/30/2013	$12.96	$0.11	$2.23	$2.34	$–		$–	$15.30	18.13	(v)%	$145,219	20%	0.86%	0.86%	1.47%
12/31/2012	11.36	0.21	1.57	1.78	(0.18)		–	12.96	15.66		118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		–	11.36	(5.26)		102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		–	12.15	17.46		113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		–	10.46	44.58		93,660	63	0.86	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)		87,770	96	0.86	0.86	2.28
Class B
06/30/2013	13.01	0.12	2.24	2.36	–		–	15.37	18.22	(v)	487	20	0.66	0.66	1.68
12/31/2012	11.40	0.23	1.59	1.82	(0.21)		–	13.01	15.92		369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		–	11.40	(5.06)		264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		–	12.19	17.55		372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		–	10.50	44.72		675	63	0.66	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)		76	96	0.66	0.66	2.53
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2013	9.33	0.19	1.02	1.21	–		–	10.54	12.97		656,780	22	1.17	1.17	3.62
12/31/2012	7.25	0.15	2.04	2.19	–		(0.11)	9.33	30.26		684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)		602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32		643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33		223,873	34	1.20	1.20	0.92
12/31/2008 *	10.00	0.04	(4.10)	(4.06)	(0.03)		–	5.91	(40.56)		15,265	6	1.22	1.22	2.55
Class B
06/30/2013	9.40	0.20	1.02	1.22	–		–	10.62	12.98		465	22	0.97	0.97	3.80
12/31/2012	7.28	0.17	2.06	2.23	–		(0.11)	9.40	30.69		430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)		402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53		234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62		156	34	1.00	1.00	1.36
12/31/2008 *	10.00	0.03	(4.08)	(4.05)	(0.04)		–	5.91	(40.54)		66	6	1.02	1.02	1.82
JNL/S&P Competitive Advantage Fund
Class A
06/30/2013	12.54	0.04	1.94	1.98	–		–	14.52	15.79		1,136,291	1	0.68	0.68	0.53
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63		824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53		534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63		296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	–	9.95	44.22		254,695	101	0.72	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		–	6.90	(29.40)		90,399	97	0.71	0.71	1.81
Class B
06/30/2013	12.56	0.05	1.95	2.00	–		–	14.56	15.92		348	1	0.48	0.48	0.75
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91		531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65		102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87		59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	–	9.94	44.70		50	101	0.52	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		–	6.87	(29.59)		14	97	0.51	0.51	1.61

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized				Net Realized		Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on		Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment		End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions		of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2013	$11.39	$0.17	$1.91	$2.08	$–		$–		$13.47	18.26%	$1,682,481	6%	0.67%	0.67%	2.74%
12/31/2012	10.70	0.38	0.99	1.37	(0.18)		(0.50)		11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	–		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(f)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
Class B
06/30/2013	11.46	0.19	1.92	2.11	–		–		13.57	18.41	615	6	0.47	0.47	2.92
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)		11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	–		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(f)	7.03	(25.79)	120	64	0.51	0.51	4.41
JNL/S&P Intrinsic Value Fund
Class A
06/30/2013	10.93	0.10	2.59	2.69	–		–		13.62	24.61	1,035,802	4	0.68	0.68	1.57
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)		10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)		9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	–		9.75	57.04	246,578	151	0.72	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	0.71	1.88
Class B
06/30/2013	11.05	0.11	2.62	2.73	–		–		13.78	24.71	619	4	0.48	0.48	1.72
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)		11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)		10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	–		9.80	57.84	108	151	0.52	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	0.51	1.55
JNL/S&P Total Yield Fund
Class A
06/30/2013	10.36	0.13	2.44	2.57	–		–		12.93	24.81	791,865	4	0.69	0.69	2.12
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)		10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	–		9.10	42.88	212,981	126	0.72	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(f)	6.37	(35.67)	103,601	115	0.71	0.71	2.38
Class B
06/30/2013	10.40	0.15	2.44	2.59	–		–		12.99	24.90	455	4	0.49	0.49	2.48
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)		10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	–		9.11	43.04	55	126	0.52	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(f)	6.37	(35.58)	88	115	0.51	0.51	2.35
JNL/S&P 4 Fund(e)
Class A
06/30/2013	12.00	(0.00)	2.50	2.50	–		–		14.50	20.83	1,829,286	3	0.05	0.05	(0.05)
12/31/2012	10.92	0.12	1.64	1.76	(0.22)		(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	–		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(f)	–		6.79	(31.62)	265,183	15	0.06	0.06	2.54

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/S&P Managed Conservative Fund(e)
Class A
06/30/2013	$11.51	$(0.01)	$0.02	$0.01	$–	$–	$11.52	0.09%	$1,825,872	25%	0.15%	0.15%	(0.15	) %
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)	10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	–	11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	0.19	2.95
JNL/S&P Managed Moderate Fund(e)
Class A
06/30/2013	11.84	(0.01)	0.28	0.27	–	–	12.11	2.28	3,098,324	22	0.14	0.14	(0.14)
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)	11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	–	11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	0.18	2.36
JNL/S&P Managed Moderate Growth Fund(e)
Class A
06/30/2013	12.24	(0.01)	0.51	0.50	–	–	12.74	4.08	5,278,368	14	0.14	0.14	(0.14)
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	–	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	0.16	1.45
JNL/S&P Managed Growth Fund(e)
Class A
06/30/2013	11.84	(0.01)	0.83	0.82	–	–	12.66	6.93	3,686,539	16	0.14	0.14	(0.14)
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	–	11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.16	0.80
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
06/30/2013	13.22	(0.01)	1.09	1.08	–	–	14.30	8.17	1,227,524	19	0.15	0.15	(0.15)
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	–	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	–	11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	–	12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.18	0.50
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2013	24.92	(0.01)	2.77	2.76	–	–	27.68	11.08	3,332,854	23	0.86	0.86	(0.10)
12/31/2012	20.97	0.03	3.92	3.95	–	–	24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	–	–	20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)	–	21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)	–	18.18	43.49	916,445	62	0.91	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54	0.90	0.90	0.30
Class B
06/30/2013	25.31	0.01	2.83	2.84	–	–	28.15	11.22	47,967	23	0.66	0.66	0.10
12/31/2012	21.26	0.07	3.98	4.05	–	–	25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	–	–	21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)	–	21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)	–	18.37	43.79	30,411	62	0.71	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54	0.70	0.70	0.50

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
	Net Asset	Net	Net Realized				Net Realized		Net Asset			Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on		Value,			End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment		End	Total		Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions		of Period	Return(c)		thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2013	$29.14	$(0.06)	$4.45	$4.39	$–		$–		$33.53	15.10	(v)%	$1,998,625	18%	1.01%	1.01%	(0.40)%
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59		1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)		1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86		1,366,836	27	1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–		(0.01	)(q)	23.79	46.93		820,894	32	1.02	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	–		(1.80)		16.20	(40.68)		425,184	37	1.02	1.02	(0.14)
Class B
06/30/2013	29.81	(0.03)	4.55	4.52	–		–		34.33	15.20	(v)	48,833	18	0.81	0.81	(0.20)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83		41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)		38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10		38,125	27	0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–		(0.01	)(q)	24.19	47.22		28,372	32	0.82	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	–		(1.80)		16.44	(40.56)		17,811	37	0.82	0.82	0.05
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2013	10.06	0.03	(0.09)	(0.06)	–		–		10.00	(0.60)		2,012,927	23	0.70	0.70	0.69
12/31/2012	9.91	0.11	0.13	0.24	(0.09)		–		10.06	2.44		2,018,886	45	0.71	0.71	1.08
12/31/2011	9.88	0.14	0.00	0.14	(0.11)		–		9.91	1.38		1,220,682	50	0.72	0.72	1.41
12/31/2010	9.71	0.17	0.11	0.28	(0.11)		–		9.88	2.94		872,892	54	0.72	0.72	1.67
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64		484,832	102	0.74	0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)		295,409	134	0.74	0.74	3.86
Class B
06/30/2013	10.15	0.04	(0.08)	(0.04)	–		–		10.11	(0.39)		198	23	0.50	0.50	0.88
12/31/2012	9.99	0.14	0.12	0.26	(0.10)		–		10.15	2.64		206	45	0.51	0.51	1.36
12/31/2011	9.95	0.16	0.00	0.16	(0.12)		–		9.99	1.58		284	50	0.52	0.52	1.54
12/31/2010	9.76	0.19	0.12	0.31	(0.12)		–		9.95	3.22		88	54	0.52	0.52	1.87
12/31/2009	9.41	0.26	0.47	0.73	(0.29)		(0.09)		9.76	7.74		211	102	0.54	0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)		(0.04)		9.41	(5.66)		50	134	0.54	0.54	4.05
JNL/T. Rowe Price Value Fund
Class A
06/30/2013	12.34	0.09	2.08	2.17	–		–		14.51	17.59		2,061,996	19	0.91	0.92	1.30
12/31/2012	10.47	0.20	1.82	2.02	(0.15)		–		12.34	19.33		1,565,619	62	0.92	0.93	1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)		–		10.47	(2.07)		1,305,413	51	0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)		–		10.84	15.89		1,136,182	27	0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)		–		9.44	37.09		727,672	21	0.96	0.96	1.89
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)		(1.43)		6.98	(40.47)		412,536	29	0.96	0.96	1.65
Class B
06/30/2013	12.68	0.11	2.13	2.24	–		–		14.92	17.67		1,258	19	0.71	0.72	1.50
12/31/2012	10.75	0.23	1.87	2.10	(0.17)		–		12.68	19.58		1,008	62	0.72	0.73	1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)		–		10.75	(1.80)		731	51	0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)		–		11.11	16.04		594	27	0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)		–		9.67	37.46		549	21	0.76	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)		(1.43)		7.14	(40.39)		385	29	0.76	0.76	1.85

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data					Ratios(b)
	Net Asset	Net	Net Realized				Net Realized		Net Asset			Net Assets,				Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net		Gains on		Value,			End of			Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment		Investment		End	Total		Period (in	Portfolio		to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income		Transactions		of Period	Return(c)		thousands)	Turnover(d)		Net Assets	Assets	Assets
JNL/UBS Large Cap Select Growth Fund
Class A
06/30/2013	$21.52	$(0.03)	$2.13	$2.10	$–		$–		$23.62	9.80	(v)%	$488,210	29%		0.97%	0.97%	(0.28)%
12/31/2012	21.28	0.01	2.22	2.23	(0.04)		(1.95)		21.52	10.61		471,670	143		0.97	0.97	0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		–		21.28	0.75		450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		–		21.19	12.67		894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		–		18.85	34.91		554,978	55		0.98	0.98	0.57
12/31/2008	23.68	0.06	(9.75)	(9.69)	(0.00)		–		13.99	(40.92)		195,824	47		0.99	0.99	0.29
Class B
06/30/2013	21.96	(0.01)	2.18	2.17	–		–		24.13	9.93	(v)	288	29		0.77	0.77	(0.08)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)		(1.95)		21.96	10.81		269	143		0.77	0.77	0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		–		21.69	1.84		252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		–		21.43	12.96		227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		–		19.03	35.16		310	55		0.78	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)		–		14.11	(40.81)		157	47		0.79	0.79	0.47
JNL/WMC Balanced Fund
Class A
06/30/2013	18.15	0.15	1.54	1.69	–		–		19.84	9.31		2,839,450	97	(r)	0.74	0.74	1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)		(0.13)		18.15	10.10		2,398,046	100	(r)	0.74	0.74	1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)		–		16.81	3.27		1,792,691	52	(r)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)		–		16.45	10.83		1,290,162	46	(r)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)		–		15.01	19.78		736,864	54	(r)	0.78	0.78	2.53
12/31/2008	17.56	0.48	(4.18)	(3.70)	(0.39)		(0.66)		12.81	(20.79)		455,105	60	(r)	0.78	0.78	2.98
Class B
06/30/2013	18.54	0.17	1.58	1.75	–		–		20.29	9.44		1,342	97	(r)	0.54	0.54	1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)		(0.13)		18.54	10.26		1,181	100	(r)	0.54	0.54	1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)		–		17.16	3.50		1,230	52	(r)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)		–		16.77	10.99		1,041	46	(r)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)		–		15.29	20.08		855	54	(r)	0.58	0.58	2.74
12/31/2008	17.84	0.52	(4.25)	(3.73)	(0.42)		(0.66)		13.03	(20.62)		662	60	(r)	0.58	0.58	3.21
JNL/WMC Money Market Fund
Class A
06/30/2013	1.00	0.00	0.00	0.00	–		–		1.00	0.00		1,470,574	N/A		0.20	0.57	0.00	(s)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		1,243,885	N/A		0.25	0.57	0.00	(s)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		1,054,701	N/A		0.23	0.57	0.00	(s)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00		706,007	N/A		0.27	0.57	0.00	(s)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.15	(t)	1,140,511	N/A		0.47	0.57	0.16	(s)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–		1.00	2.20	(u)	1,340,054	N/A		0.57	0.57	2.08
Class B
06/30/2013	1.00	0.00	0.00	0.00	–		–		1.00	0.00		7,536	N/A		0.20	0.37	0.00	(s)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		7,924	N/A		0.25	0.37	0.00	(s)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00		8,547	N/A		0.23	0.37	0.00	(s)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00		7,245	N/A		0.27	0.37	0.00	(s)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.21	(t)	7,270	N/A		0.37	0.37	0.24	(s)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–		1.00	2.40	(u)	7,220	N/A		0.37	0.37	2.32

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
	Net Asset	Net	Net Realized			Net Realized	Net Asset		Net Assets,			Total	Net Investment
	Value,	Investment	& Unrealized	Total from	Net	Gains on	Value,		End of		Net Expenses	Expenses to	Income (Loss)
Period	Beginning	Income	Gains	Investment	Investment	Investment	End	Total	Period (in	Portfolio	to Average	Average Net	to Average Net
Ended	of Period	(Loss)	(Losses)	Operations	Income	Transactions	of Period	Return(c)	thousands)	Turnover(d)	Net Assets	Assets	Assets
JNL/WMC Value Fund
Class A
06/30/2013	$18.54	$0.18	$2.75	$2.93	$–	$–	$21.47	15.80%	$1,582,701	10%	0.78%	0.78%	1.80%
12/31/2012	16.83	0.37	2.39	2.76	(0.42)	(0.63)	18.54	16.35	1,262,528	31	0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)	–	16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)	–	17.37	13.70	1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)	–	15.41	23.98	762,013	42	0.82	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)	(0.28)	12.60	(33.35)	484,751	54	0.83	0.83	1.97
Class B
06/30/2013	18.87	0.21	2.80	3.01	–	–	21.88	15.95	24,057	10	0.58	0.58	2.02
12/31/2012	17.12	0.42	2.43	2.85	(0.47)	(0.63)	18.87	16.59	19,665	31	0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)	–	17.12	(1.87)	17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)	–	17.66	13.92	17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)	–	15.65	24.18	14,220	42	0.62	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)	(0.28)	12.79	(33.19)	10,950	54	0.63	0.63	2.13

*
Commencement of operations was as follows:  JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital European 30 Fund – October 6, 2008; JNL/Mellon Capital Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Global Alpha Fund – September 28, 2009; JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Mellon Capital Utilities Sector Fund – April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008;

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)
Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods les than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)
Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.  Securities sold short are considered long term investments for purposes of calculating portfolio turnover.  Portfolio turnover rate is based on the Feeder Funds' or fund of funds' purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and underlying funds' expenses.
(f)	Amount represents less than $0.005.
(g)
For the years ended 2011 and 2012 and for the period ended June 30, 2013, Consolidated Financial Statements. Prior to August 27, 2011, the JNL\BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's expenses.

(h)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(i)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53%, 86% and 50% in 2010, 2011, 2012 and 2013, respectively.
(j)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(k)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	June 30, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/BlackRock Global Allocation Fund
Class A	1.09%	N/A	N/A	N/A	N/A	N/A
Class B	0.89	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	N/A	1.06%	1.07%
Class B	N/A	N/A	N/A	N/A	0.86	0.87
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.16%	1.15%	1.16%	1.17	1.19
Class B	0.95	0.96	0.95	0.96	0.97	0.99
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	N/A	N/A	N/A
Class B	0.59	0.59	0.59	N/A	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	0.80	N/A	N/A	N/A
Class B	0.60	0.60	0.60	N/A	N/A	N/A

(l)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302%, 1,111% and 443% in 2009, 2010, 2011, 2012 and 2013, respectively.  The Fund had no dollar roll transactions in 2008.

(m)
Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distibution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

JNL Series Trust (Unaudited)
Financial Highlights
For a Share Outstanding

(n)
Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(o)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 52%, 90%, 83%, 106%, 89% and 70% in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.
(p)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246% and 203% in 2012 and 2013, respectively.
(q)
Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(r)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 81%, 90%, 139%, 223% and 137% in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.
(s)
The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011, 2012 and 2013 was 0.06%, (0.30)%, (0.34)%, (0.32) and (0.36)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, (0.12)% and (0.16)%, respectively for Class B shares.

(t)
Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(u)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(v)
Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Capital Guardian Global Balanced Fund - 3.42% and 3.53%;  JNL/Capital Guardian Global Diversified Research Fund - 5.75% and 5.85%;  JNL/Eagle SmallCap Equity Fund - 13.18% and 13.27%;  JNL/JPMorgan International Value Fund - 2.25% and 2.48%;  JNL/JPMorgan U.S. Government & Quality Bond Fund - (2.70)% and (2.58)%;  JNL/Lazard Mid Cap Equity Fund - 14.48% and 14.61%;  JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 14.38% and 14.52%;  JNL/Mellon Capital Small Cap Index Fund - 15.76% and 15.88%;  JNL/PPM America Value Equity Fund - 18.06% and 18.14%;  JNL/T.Rowe Price Mid-Cap Growth Fund - 15.07% and 15.15%;  JNL/UBS Large Cap Select Growth Fund - 9.76% and 9.88%.

This Supplement is dated September 16, 2013.

Supplement Dated September 16, 2013
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please remove all references and information related to the following Funds:

JNL/M&G Global Leaders Fund
JNL/Lazard Mid Cap Equity Fund
JNL/UBS Large Cap Select Growth Fund

On page 30, in the section entitled “Trust Preferred Securities,” please delete the first paragraph in its entirety and replace it with the following:

Trust Preferred Securities.  The Funds may invest in trust preferred securities.  Trust preferred securities have the characteristics of both subordinated debt and preferred stock.  Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company.  The financial institution creates the trust and owns the trust’s common securities.  The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution.  The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.  The trust uses the funds received to make dividend payments to the holders of the trust preferred securities.  The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

On page 53, in the section entitled “Fundamental Policies,” please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Mid Cap Value Fund, JNL/M&G Global Basics Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

On pages 74-75, in the section entitled “ Trustees and Officers of the Trust ,” in the column entitled “ Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer ” please delete the information in that column, and replace it with 109.

On page 57, in the section entitled “ Operating Policies ,” for JNL/Franklin Templeton International Small Cap Growth Fund, please delete paragraph (a) in its entirety and replace it with the following:

1

(a)
Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of marketable equity and equity related securities of smaller international companies, including emerging markets.

On pages 83 through 90, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As August 20 , 2013, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 20, 2013, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/AQR Managed Futures Strategy Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	37.51%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	18.93%
	JNL Institutional Alt 65 Fund 1 Corporate Way Lansing MI 48951	12.48%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	7.80%
	Curian Guidance - Institutional Alt 100 Moderate Fund 7601 Technology Way Denver CO 80237	6.29%
JNL/AQR Managed Futures Strategy Fund (Class B)

2

Fund	Name and Address	Percentage of Shares Owned
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	100.00%
JNL/BlackRock Commodity Securities Strategy Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.31%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	9.34%
JNL/Brookfield Global Infrastructure Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	16.08%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	8.09%
JNL Institutional Alt 65 Fund 1 Corporate Way Lansing MI 48951	5.31%
JNL/Brookfield Global Infrastructure Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	61.44%
JNL/DFA U.S. Core Equity Fund (Class A)
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	11.27%
JNL/Eagle SmallCap Equity Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	9.66%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.54%
JNL/Eastspring Investments Asia ex-Japan Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	38.03%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund 1 Corporate Way Lansing MI 48951	58.86%
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.98%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	13.91%
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	9.34%
JNL/Franklin Templeton Global Multisector Bond Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	31.86%
JNL/Franklin Templeton Income Fund (Class A)

3

Fund	Name and Address	Percentage of Shares Owned
JNL/Franklin Templeton Founding Strategy Fund 1 Corporate Way Lansing MI 48951	24.23%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund 1 Corporate Way Lansing MI 48951	47.00%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.43%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	11.05%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	8.16%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.22%
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	6.24%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.63%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	12.96%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	7.87%
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	5.62%
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	5.20%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.47%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	13.76%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	10.50%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	7.54%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	49.33%
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)

4

Fund	Name and Address	Percentage of Shares Owned
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	39.72%
JNL/Invesco Global Real Estate Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.88%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	6.84%
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	5.07%
JNL/Invesco International Growth Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	17.90%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	17.39%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	8.83%
JNL/Invesco Large Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	27.97%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	21.33%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	10.76%
JNL/Invesco Small Cap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	13.96%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	7.64%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	12.13%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	11.65%
JNL/JPMorgan MidCap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	20.92%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	15.89%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	12.60%

5

Fund	Name and Address	Percentage of Shares Owned
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.52%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	16.02%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.27%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	11.78%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	5.55%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	19.33%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	12.88%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.70%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.48%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	47.62%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	22.42%
JNL/M&G Global Leaders Fund (Class A)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	12.19%
JNL/M&G Global Leaders Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	85.72%
JNL/Mellon Capital Bond Index Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	20.74%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	19.07%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	18.96%
JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	6.18%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (Class A)

6

Fund	Name and Address	Percentage of Shares Owned
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	33.50%
JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	19.59%
JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	15.61%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	94.10%
JNL/Mellon Capital Emerging Markets Index Fund (Class A)
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	20.89%
JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	12.32%
JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	10.80%
JNL/Mellon Capital Emerging Markets Index Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	54.38%
JNL/Mellon Capital European 30 Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	89.35%
JNL/Mellon Capital Global Alpha Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	37.33%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	18.85%
JNL Institutional Alt 65 Fund 1 Corporate Way Lansing MI 48951	12.37%
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	7.74%
Curian Guidance - Institutional Alt 100 Moderate Fund 7601 Technology Way Denver CO 80237	6.24%
JNL/Mellon Capital Global Alpha Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	45.12%
JNL/Mellon Capital International Index Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	15.90%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	14.78%

7

Fund	Name and Address	Percentage of Shares Owned
JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	10.71%
JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	6.41%
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.30%
JNL/Mellon Capital International Index Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	46.35%
JNL/Mellon Capital Pacific Rim 30 Fund (Class A)
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.93%
JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	10.85%
JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	9.11%
JNL/Mellon Capital Pacific Rim 30 Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	69.47%
JNL/Mellon Capital S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	9.52%
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	8.15%
JNL/Mellon Capital S&P 500 Index Fund (Class A)
JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	5.97%
JNL/Mellon Capital Small Cap Index Fund (Class A)
JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	9.95%
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	7.00%
JNL/Mellon Capital Small Cap Index Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	44.02%
JNL/Mellon Capital Utilities Sector Fund (Class A)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	56.79%
JNL/Morgan Stanley Mid Cap Growth Fund (Class A)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	13.97%
JNL/Morgan Stanley Mid Cap Growth Fund (Class B)

8

Fund	Name and Address	Percentage of Shares Owned
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	99.65%
JNL/Neuberger Berman Strategic Income Fund (Class A)
Curian Guidance - Moderate Fund 7601 Technology Way Denver CO 80237	6.08%
Curian Guidance - Moderate Growth Fund 7601 Technology Way Denver CO 80237	5.94%
JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	5.15%
JNL/Neuberger Berman Strategic Income Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	87.28%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	14.14%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	11.46%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	6.46%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	5.14%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.12%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.76%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	8.39%
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	5.60%
JNL/PPM America Floating Rate Income Fund (Class A)
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	10.39%
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	9.07%
JNL/PPM America High Yield Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.36%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.73%

9

Fund	Name and Address	Percentage of Shares Owned
JNL/PPM America Mid Cap Value Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	6.92%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.92%
JNL/PPM America Mid Cap Value Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	63.58%
JNL/PPM America Small Cap Value Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	99.70%
JNL/PPM America Value Equity Fund (Class B)
Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	82.32%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	16.06%
JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	8.01%
JNL Institutional Alt 65 Fund 1 Corporate Way Lansing MI 48951	5.09%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	41.12%
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	8.96%
JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	7.94%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	28.88%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	44.74%
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	7.00%
JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	5.37%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	58.26%

10

Fund	Name and Address	Percentage of Shares Owned
JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	5.80%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	19.26%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	15.53%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	8.41%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.27%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	5.25%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	20.73%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	18.93%
JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	13.36%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	9.15%
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	19.96%
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.58%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	8.54%
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	7.20%
JNL/WMC Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	21.13%
JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	19.30%
JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	9.27%

11

Fund	Name and Address	Percentage of Shares Owned
JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	7.92%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 20, 2013, , the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Percentage of Shares owned
JNL/American Funds Global Small Capitalization Fund (Class B)
	Lynn Hamersly 13200 SE Nixon Milwaukie, OR 97222	28.16%
JNL/American Funds International Fund (Class B)
	Cynthia W. Henry 59 Mountain Lake Lake Wales, FL 33853	31.57%
JNL/S&P Dividend Income & Growth Fund (Class B)
	Richard J. Doviak 5155 Deeson Point Ct Lakeland, FL 33805	30.53%
JNL/WMC Balanced Fund (Class B)
	Janis R. Roden 2522 Bobwhite Dr Odessa, TX 79761	41.44%

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

On page 96, in the section entitled “BlackRock Investment Management, LLC,” please delete the first paragraph in its entirety and replace it with the following:

BlackRock Investment Management, LLC (“BlackRock”) is located at 1 University Square Drive, Princeton, New Jersey 08540-6455 serves as the Sub-Adviser to the JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, and JNL/BlackRock Large Cap Select Growth Fund.  BlackRock is a wholly-owned subsidiary of BlackRock, Inc.

12

On page 98, in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following table:

The following table reflects information as of June 30, 2013:

JNL/BlackRock Large Cap Select Growth Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp	11	2	5	0	0	0
	$8.65 Billion	$671.6 Million	$2.30 Billion	$0	$0	$0

On page 99, please add the section entitled “Security Ownership of Portfolio Managers for the JNL/BlackRock Large Cap Select Growth Fund”:

Security Ownership of Portfolio Managers for the JNL/BlackRock Large Cap Select Growth Fund

Security Ownership of Portfolio Managers	Lawrence Kemp
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 127, in the section entitled “Invesco Advisers, Inc.,” please delete the first paragraph in its entirety and replace it with the following:

Invesco, located at 1555 Peachtree, N.E., Atlanta, GA  30309, serves as Sub-Adviser to the JNL/Invesco Global Real Estate Fund JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Mid Cap Value Fund, and JNL/Invesco Small Cap Growth Fund.  Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

On pages 129 and 130, in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please add the following table:

The following table reflects information as of June 30, 2013:

JNL/Invesco Mid Cap Value Fund
Thomas Copper	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	4	$2,554.3
other pooled investment vehicles:	0	$0
other accounts:	0	$0

13

John Mazanec	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	4	$2,554.3
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Sergio Marcheli	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	14	$28,231.7
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 132, please add the section entitled “Security Ownership of Portfolio Managers for the JNL/Invesco Mid Cap Value Fund”:

Security Ownership of Portfolio Managers for the JNL/Invesco Mid Cap Value Fund

Security Ownership of Portfolio Managers	Thomas Copper	John Mazanec	Sergio Marcheli
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 126, please add the following table to the section entitled “ Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest ”:

The following table reflects information as of June 30, 2013:

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund

James W. Gilmore	Number Of Accounts	Total Assets ($Mil)
other registered investment companies:	16	$782.2
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 126, please delete the table entitled “ Security Ownership of Portfolio Manager(s) for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund ” in its entirety and replace it with the following:

Security Ownership of Portfolio Manager(s) for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund

14

Security Ownership of Portfolio Managers	Steven B. Young	James W. Gilmore
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 178, in the section entitled “Sub-Advisory Fees,” please add the following:

FUND	ASSETS	FEES
JNL/BlackRock Large Cap Select Growth Fund	$0 to $500 million $500 million to $2 billion Over $2 billion	.32% .25% .20%
JNL/Invesco Mid Cap Value Fund	$0 to $250 million $250 million to $500 million Over $500 million	.45% .40% .35%

On page 184, please delete footnote 3 in its entirety and replace it with the following:

3 The assets of the JNL/WMC Money Market Fund of the JNL Series Trust and the assets of the JNL Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.  The Sub-Adviser is voluntarily waiving fees in excess of 0.025% on all aggregated average daily net assets through December 31, 2013.

On page 185, please delete footnote 14 in its entirety and replace it with the following:

14 For the purpose of calculating the sub-advisory fee for the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies the following fee discount based on the average daily aggregate net assets of the portfolios and the Curian/T. Rowe Price Capital Appreciation Fund of the Curian Variable Series Trust, provided such aggregate net assets are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, currently represented by the listed funds: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, and a 10.0% fee reduction assets above $5 billion.

On page 194, in the section entitled “Administrative Fee,” please add the following:

Funds	Assets	Administrative Fee
JNL/BlackRock Large Cap Select Growth Fund	All Assets	.10%
JNL/Invesco Mid Cap Value Fund	All Assets	.10%

On page 198, in the section entitled “ Distribution Plan ,” please delete the third full paragraph in its entirety and replace it with the following:

Currently, under the Amended Plan, each Fund that adopted the Amended Plan, except for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton

15

Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, will have the 12b-1 fee calculated and accrued daily and paid to JNLD within forty-five (45) days of the end of each fiscal quarter.  This fee is computed at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund; excluding the JNL/American Funds Feeder Funds, JNL/American Funds Balanced Allocation Fund, and JNL/American Funds Growth Allocation Fund, which pay a maximum annual rate of 0.25% of the average daily net assets attributable to the Class A shares of the Fund.  To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. In no event shall such payments exceed JNLD's actual distribution and related service expenses for that quarter.

The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

This Supplement is dated September 16, 2013.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX 11594 09/13

16

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)			Agreement and Declaration of Trust of Registrant dated June 1, 1994.1

(b)			Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012.14

(c)			Not Applicable

(d)	(1)		Jackson National Asset Management, LLC (“JNAM”)

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.14

		(ii)	Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.9

		(iii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.9

		(iv)	Amendment, effective January 1, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.14

		(v)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.14

		(vi)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012, attached hereto.

		(vii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto.

		(viii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, attached hereto.

		(ix)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2013, attached hereto.

		(x)	Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013, attached hereto.

		(xi)	Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013, attached hereto.

		(xii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013, attached hereto.

		(xiii)	Investment Advisory Agreement between JNAM, and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013, attached hereto.

		(xiv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012, attached hereto.

	(2)		AQR Capital Management, LLC (“AQR”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR effective December 1, 2012.14

		(ii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective December 1, 2012.14

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR effective December 1, 2012, attached hereto.

(iv)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective December 1, 2012, attached hereto.

		(v)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR effective July 1, 2013, attached hereto.

		(vi)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.

	(3)		BlackRock Investment Management, LLC (“BlackRock”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective December 1, 2012.15

		(ii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective December 1, 2012.15

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective December 1, 2012.15

		(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective December 1, 2012, attached hereto.

(v)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective December 1, 2012, attached hereto.

		(vi)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective July 1, 2013, attached hereto.

		(vii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013, attached hereto.

		(viii)	Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013, attached hereto.

		(ix)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective July 1, 2013, attached hereto.

	(4)		Brookfield Investment Management Inc. (“Brookfield”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield effective December 1, 2012, attached hereto.

	(5)		Capital Guardian Trust Company (“Capital Guardian”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian effective December 1, 2012, attached hereto.

	(6)		Dimensional Fund Advisors L.P. (“DFA”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA effective December 1, 2012, attached hereto.

	(7)		Eagle Asset Management, Inc. (“Eagle”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Eagle effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Eagle effective December 1, 2012, attached hereto.

	(8)		Eastspring Investments (Singapore) Limited (“Eastspring”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Eastspring effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Eastspring effective December 1, 2012, attached hereto.

	(9)		Franklin Advisers, Inc. (“Franklin Advisers”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers effective December 1, 2012, attached hereto.

	(10)		Franklin Advisory Services, LLC (“Franklin Advisory”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisory effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisory effective December 1, 2012, attached hereto.

	(11)		Franklin Mutual Advisers, LLC (“Franklin Mutual”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Mutual effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Mutual effective December 1, 2012, attached hereto.

	(12)		Franklin Templeton Institutional, LLC (“Franklin Templeton”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012, attached hereto.

	(13)		Templeton Global Advisers Limited (“Templeton”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Templeton effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012, attached hereto.

	(14)		Templeton Investment Counsel, LLC (“Templeton Counsel”)

		(i)	Investment Sub-Advisory Agreement between JNAM and Templeton Counsel effective September 16, 2013, attached hereto.

	(15)		Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs effective December 1, 2012.15

		(ii)	Amended and Restated Investment Sub-Sub-Advisory Agreement between JNAM, Goldman Sachs and Goldman Sachs Asset Management International effective December 1, 2012.15

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs effective December 1, 2012, attached hereto.

(iv)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Sub-Advisory Agreement between JNAM, Goldman Sachs and Goldman Sachs Asset Management International effective December 1, 2012, attached hereto.

		(v)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs effective December 1, 2012, attached hereto.

	(16)		Invesco Advisers, Inc. (“Invesco”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012.15

		(ii)	Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco and Invesco Asset Management Ltd. (as agreed to by Registrant) effective December 1, 2012.15

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012, attached hereto.

(iv)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco and Invesco Asset Management Ltd. (as agreed to by Registrant) effective December 1, 2012, attached hereto.

		(v)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012, attached hereto.

		(vi)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012, attached hereto.

	(17)		Ivy Investment Management Company (“Ivy”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Ivy effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Ivy effective December 1, 2012, attached hereto.

		(iii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Ivy effective July 1, 2013, attached hereto.

		(iv)	Investment Sub-Advisory Agreement between JNAM and Ivy, with respect to JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013, attached hereto.

	(18)		J.P. Morgan Investment Management Inc. (“JPMorgan”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan effective December 1, 2012, attached hereto.

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan effective December 1, 2012, attached hereto.

	(19)		Lazard Asset Management LLC (“Lazard”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012, attached hereto.

	(20)		M&G Investment Management Limited (“M&G”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and M&G effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and M&G effective December 1, 2012, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and M&G effective December 1, 2012, attached hereto.

	(21)		Mellon Capital Management Corporation (“Mellon Capital”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012.14

		(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012.14

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012.14

		(iv)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012.15

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012, attached hereto.

		(vi)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012, attached hereto.

	(22)		Morgan Stanley Investment Management Inc. (“MSIM”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM effective December 1, 2012, attached hereto.

	(23)		Neuberger Berman Fixed Income LLC (“NBFI”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI effective December 1, 2012, attached hereto.

	(24)		OppenheimerFunds, Inc. (“Oppenheimer”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer effective December 1, 2012, attached hereto.

	(25)		Pacific Investment Management Company LLC (“PIMCO”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO effective December 1, 2012, attached hereto.

	(26)		PPM America, Inc. (“PPM”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM effective December 1, 2012.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM effective December 1, 2012, attached hereto.

	(27)		Red Rocks Capital LLC (“Red Rocks”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Red Rocks effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Red Rocks effective December 1, 2012, attached hereto.

	(28)		Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS effective December 1, 2012.14

		(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS effective December 1, 2012.14

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS effective December 1, 2012, attached hereto.

	(29)		T. Rowe Price Associates, Inc. (“T. Rowe Price”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price effective December 1, 2012.14

		(ii)	Amendment, effective May 1, 2013, to Investment Sub-Advisory Agreement between JNAM and T. Rowe Price effective December 1, 2012.14

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price effective December 1, 2012, attached hereto.

	(30)		UBS Global Asset Management (Americas), Inc. (“UBS”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and UBS effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and UBS effective December 1, 2012, attached hereto.

	(31)		Wellington Management Company, LLP (“Wellington”)

		(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington effective December 1, 2012.15

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington effective December 1, 2012, attached hereto.

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington effective December 1, 2012, attached hereto.

(e)	(1)
Participation Agreement between Registrant, Jackson National Life Insurance Company (“Jackson National Life”), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010.5

(2)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York (“JNLNY”), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010.5

(3)
Participation Agreement among Jackson National Life on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012.12

(4)
Participation Agreement among JNLNY on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012.12

	(5)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.14

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, attached hereto.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.3

		(ii)	Settled Securities Class Action Services Addendum, dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(iii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(iv)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.3

		(v)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.4

		(vi)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.5

		(vii)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.6

		(viii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.8

		(ix)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.9

		(x)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.10

		(xi)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.10

		(xii)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.12

		(xiii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.14

		(xiv)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.14

		(xv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

	(2)	(i)
Master Global Custody Agreement between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011; Settled Securities Class Action Services Addendum, dated June 16, 2011; and International Proxy Voting Addendum, dated June 16, 2011.9

(ii)
Amendment, effective December 13, 2012, to the Master Global Custody Agreement between, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. dated June 16, 2011 to add JNL ASF, LLC as a party, attached hereto.

(iii)
Amendment, effective April 22, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., and JNL ASF, LLC dated June 16, 2011 to add JNL ASF II (SBP), LLC as a party, attached hereto.

(iv)
Amendment, effective July 1, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., JNL ASF, LLC, and JNL ASF II (SBP), LLC dated June 16, 2011 to add JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd. as parties, attached hereto.

	(3)	(i)	Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009.4

		(ii)	Amendment, dated July 1, 2013, to Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, attached hereto.

	(4)		Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.7

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.12

		(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.13

		(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.12

		(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.14

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto.

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto.

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto.

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto.

	(2)	(i)	Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.9

		(ii)	Amendment, effective June 8, 2013, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto.

		(iii)	Amendment, effective July 1, 2013, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto.

	(3)	(i)	Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011.9

		(ii)	Amendment, effective June 8, 2013, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, attached hereto.

		(iii)	Amendment, effective July 1, 2013, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, attached hereto.

	(4)	(i)	Administration Agreement between JNAM and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013, attached hereto.

	(5)	(i)	Administration Agreement between JNAM and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013, attached hereto.

	(6)		Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and JNAM.8

	(7)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.12

		(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.12

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.14

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012, attached hereto.

	(8)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.15

	(9)	(i)	Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.5

		(ii)	Amendment, dated August 29, 2011, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.9

		(iii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM, attached hereto.

	(10)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.11

		(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM, attached hereto.

	(11)		Form of Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life and its Separate Accounts, dated October 16, 2006.2

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, attached hereto.

(k)			Not Applicable

(l)			Not Applicable

(m)	(1)	(i)	Distribution Plan, effective April 29, 2013.14

		(ii)	Amendment, effective May 30, 2013, to Distribution Plan, effective April 29, 2013, attached hereto.

		(iii)	Amendment, effective September 16, 2013, to Distribution Plan, effective April 29, 2013, attached hereto.

(n)	(1)	(i)	Multiple Class Plan, effective April 29, 2013.14

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013, attached hereto.

(o)			Not Applicable

(p)	(1)	(i)	Code of Ethics for Registrant and JNAM, dated July 1, 2013, attached hereto.

		(ii)	Sarbanes Oxley version of Code of Ethics for Registrant, dated September 1, 2012.14

	(2)		Code of Ethics for Jackson National Life Distributors LLC, dated March 2013, attached hereto.

	(3)		Code of Ethics for AQR, dated September 13, 2012.14

	(4)		Code of Ethics for BlackRock, dated March 22, 2013, attached hereto.

	(5)		Code of Ethics for Brookfield, dated August 2012, attached hereto.

	(6)		Code of Ethics for Capital Guardian, dated October 2012, attached hereto.

	(7)		Code of Ethics for DFA, dated October 23, 2012, attached hereto.

	(8)		Code of Ethics for Eagle, dated December 31, 2012, attached hereto.

	(9)		Code of Ethics for Eastspring, dated December 28, 2012, attached hereto.

	(10)		Code of Ethics for Franklin Templeton Investments, LLC, dated April 1, 2012.13

	(11)		Code of Ethics for Goldman Sachs and Goldman Sachs Asset Management International, dated February 6, 2012.13

	(12)	(i)	Code of Ethics for Invesco, dated January 1, 2011.9

		(ii)	Code of Ethics for Invesco Asset Management Limited (Invesco UK Code of Ethics), dated April 1, 2012, attached hereto.

	(13)		Code of Ethics for Ivy, dated November 2012, and Insider Information Procedures dated October 2011, which are collectively considered Ivy’s Code of Ethics, both attached hereto.

	(14)		Code of Ethics for JPMorgan, dated January 11, 2012.14

	(15)		Code of Ethics for Lazard, dated September 2012.14

	(16)		Code of Ethics for M&G, dated January 2013, attached hereto.

	(17)		Code of Conduct for Mellon Capital, dated March 2012; and Personal Securities Trading Policy, dated May 29, 2012, which are collectively considered Mellon Capital’s Code of Ethics.14

	(18)		Code of Ethics for MSIM, dated June 29, 2012. 14

	(19)		Code of Ethics for NBFI, dated January 2013, attached hereto.

	(20)		Code of Ethics for Oppenheimer, dated May 25, 2012.13

	(21)		Code of Ethics for PIMCO, dated November 2012, attached hereto.

	(22)		Code of Ethics for PPM, version one dated January 31, 2013 and version two dated January 31, 2013, both attached hereto.

	(23)		Code of Ethics for Red Rocks, dated October 31, 2012, attached hereto.

(24)
Code of Ethics for SPIAS, dated January 1, 2013 (with four attachments: 1) Securities Disclosure Policy, dated June 18, 2012; 2) Securities Disclosure Policy Addendum 1, dated December 30, 2010; 3) Securities Disclosure Policy Addendum 2, dated December 30, 2010, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2012, each attached hereto.

	(25)		Code of Ethics for T. Rowe Price, dated June 3, 2013, attached hereto.

	(26)		Code of Ethics for UBS, dated January 7, 2013, attached hereto.

	(27)		Code of Ethics for Wellington, dated August 1, 2013, attached hereto.

1
Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on June 26, 1996.

2	Incorporated by reference to Registrant's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed with the SEC on September 18, 2006.
3	Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A filed with the SEC on September 23, 2009.
4	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
5	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
6	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
7	Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
8	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
9	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
10	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
11	Incorporated by reference to Registrant's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.
12	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
13	Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
14	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
15	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
Curian Variable Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
JNL Variable Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, Oprins, and Piszczek; and Mses. Engler, Bergandine, Buiter, Crosser, Leeman, Rhee and Woodworth contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to present)

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

James Gilmore	1 Corporate Way Lansing, Michigan 48951	Vice President (06/24/2013 to Present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to present).

Leandra Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to Present); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009); Chief Financial Officer (1/2007 to 04/10/2011) Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (01/2000 to Present); Chief Legal Officer (07/2004 to 12/31/2009); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kenneth Stewart	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2011 to present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/2008 to Present).

AQR Capital Management, LLC, BlackRock Investment Management, LLC; Brookfield Investment Management Inc., Capital Guardian Trust Company; Dimensional Fund Advisors L.P.; Eagle Asset Management, Inc.; Eastspring Investments (Singapore) Limited (formerly, Prudential Asset  Management (Singapore) Limited); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Invesco Advisers, Inc.; Invesco Asset Management Ltd.; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; M&G Investment Management Limited; Mellon Capital Management Corporation; Morgan Stanley Investment Management Inc., Neuberger Berman Fixed Income LLC, OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Red Rocks Capital LLC; Standard & Poor's Investment Advisory Services, LLC; Templeton Global Advisors Limited; Templeton Investment Counsel, LLC; T. Rowe Price Associates, Inc.; UBS Global Asset Management (Americas), Inc.; and Wellington Management Company, llp; the sub-advisers, co-subadvisers, and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
BlackRock Investment Management, LLC	801-56972
Brookfield Investment Management Inc.	801-34605
Capital Guardian Trust Company	801-60145
Dimensional Fund Advisors L.P.	801-16283
Eagle Asset Management, Inc.	801-21343
Eastspring Investments (Singapore) Limited (formerly, Prudential Asset Management (Singapore) Limited)	801-68252
Franklin Advisers, Inc.	801-26292
Franklin Advisory Services, LLC	801-51967
Franklin Mutual Advisers, LLC	801-53068
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
Goldman Sachs Asset Management International	801-38157
Invesco Advisers, Inc.	801-15211
Invesco Asset Management Ltd.	801-50197
Ivy Investment Management Company	801-61515
J.P. Morgan Investment Management Inc.	801-21011
Lazard Asset Management LLC	801-6568
M&G Investment Management Limited	801-21981
Mellon Capital Management Corporation	801-19785
Morgan Stanley Investment Management Inc.	801-15757
Neuberger Berman Fixed Income LLC	801-61757
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Red Rocks Capital LLC	801-67832
Standard & Poor's Investment Advisory Services, LLC	801-51431
Templeton Global Advisors Limited	801-42343
Templeton Investment Counsel, LLC	801-15125
T. Rowe Price Associates, Inc.	801-856
UBS Global Asset Management (Americas), Inc.	801-34910
Wellington Management Company, llp	801-15908

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, JNL Strategic Income Fund LLC, and Curian Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Maura Collins 401 Wilshire Boulevard, Suite 1200 Santa Monica, California 90401	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Megan (Wilson) Freedman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 or the sub-advisers of the Registrant.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 13th day of September, 2013.

JNL SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee *	September 13, 2013
Michael Bouchard
Trustee

/s/ Susan S. Rhee *	September 13, 2013
William Crowley
Trustee

/s/ Susan S. Rhee *	September 13, 2013
Dominic D'Annunzio
Trustee

/s/ Susan S. Rhee *	September 13, 2013
Michelle Engler
Trustee

/s/ Susan S. Rhee *	September 13, 2013
James Henry
Trustee

/s/ Susan S. Rhee *	September 13, 2013
Richard D. McLellan
Trustee

/s/ Susan S. Rhee *	September 13, 2013
Mark D. Nerud
President and Trustee

/s/ Susan S. Rhee *	September 13, 2013
William R. Rybak
Trustee

/s/ Susan S. Rhee *	September 13, 2013
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	September 13, 2013
Gerard A. M. Oprins
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 13th day of September, 2013.

JNL/AQR MANAGED FUTURES STRATEGY FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	September 13, 2013
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/ Susan S. Rhee *	September 13, 2013
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/BlackRock Commodity Securities Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Commodity Securities Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 13th day of September, 2013.

JNL/BLACKROCK COMMODITY SECURITIES STRATEGY FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/BlackRock Commodity Securities Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Commodity Securities Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	September 13, 2013
Daniel W. Koors
Director of JNL/BlackRock Commodity Securities Strategy Fund Ltd.

/s/ Susan S. Rhee *	September 13, 2013
Mark D. Nerud
Director of JNL/BlackRock Commodity Securities Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 13th day of September, 2013.

JNL/BLACKROCK GLOBAL ALLOCATION FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	September 13, 2013
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/ Susan S. Rhee *	September 13, 2013
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/Ivy Asset Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/Ivy Asset Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 13th day of September, 2013.

JNL/IVY ASSET STRATEGY FUND LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL/Ivy Asset Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/Ivy Asset Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	September 13, 2013
Daniel W. Koors
Director of JNL/Ivy Asset Strategy Fund Ltd.

/s/ Susan S. Rhee *	September 13, 2013
Mark D. Nerud
Director of JNL/Ivy Asset Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Thomas J. Meyer, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2013
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2013
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2013
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2013
Michelle Engler

/s/ James B. Henry	January 1, 2013
James B. Henry

/s/Richard D. McLellan	January 1, 2013
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2013
Mark D. Nerud

/s/ William R. Rybak	January 1, 2013
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2013
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2013
Gerard A. M. Oprins

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(1)		Jackson National Asset Management, LLC (“JNAM”)

		(vi)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012, attached hereto as EX 99.28(d)(1)(vi).

		(vii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(d)(1)(vii).

		(viii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(d)(1)(viii).

		(ix)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2013, attached hereto as EX 99.28(d)(1)(ix).

		(x)	Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(1)(x).

		(xi)	Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(1)(xi).

		(xii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(1)(xii).

		(xiii)	Investment Advisory Agreement between JNAM, and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(1)(xiii).

(xiv)
Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012, attached hereto as EX 99.28(d)(1)(xiv).

	(2)		AQR Capital Management, LLC (“AQR”)

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR effective December 1, 2012, attached hereto as EX 99.28(d)(2)(iii).

(iv)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective December 1, 2012, attached hereto as EX 99.28(d)(2)(iv).

		(v)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR effective July 1, 2013, attached hereto as EX 99.28(d)(2)(v).

		(vi)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013 as EX 99.28(d)(2)(vi).

	(3)		BlackRock Investment Management, LLC (“BlackRock”)

		(iv)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective December 1, 2012, attached hereto as EX 99.28(d)(3)(iv).

(v)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective December 1, 2012, attached hereto as EX 99.28(d)(3)(v).

		(vi)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective July 1, 2013, attached hereto as EX 99.28(d)(3)(vi).

(vii)
Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(3)(vii).

		(viii)	Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(3)(viii).

		(ix)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock effective July 1, 2013, attached hereto as EX 99.28(d)(3)(ix).

	(4)		Brookfield Investment Management Inc. (“Brookfield”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield effective December 1, 2012, attached hereto as EX 99.28(d)(4)(ii).

	(5)		Capital Guardian Trust Company (“Capital Guardian”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian effective December 1, 2012, attached hereto as EX 99.28(d)(5)(ii).

	(6)		Dimensional Fund Advisors L.P. (“DFA”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA effective December 1, 2012, attached hereto as EX 99.28(d)(6)(ii).

	(7)		Eagle Asset Management, Inc. (“Eagle”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Eagle effective December 1, 2012, attached hereto as EX 99.28(d)(7)(ii).

	(8)		Eastspring Investments (Singapore) Limited (“Eastspring”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Eastspring effective December 1, 2012, attached hereto as EX 99.28(d)(8)(ii).

	(9)		Franklin Advisers, Inc. (“Franklin Advisers”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers effective December 1, 2012, attached hereto as EX 99.28(d)(9)(ii).

	(10)		Franklin Advisory Services, LLC (“Franklin Advisory”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisory effective December 1, 2012, attached hereto as EX 99.28(d)(10)(ii).

	(11)		Franklin Mutual Advisers, LLC (“Franklin Mutual”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Mutual effective December 1, 2012, attached hereto as EX 99.28(d)(11)(ii).

	(12)		Franklin Templeton Institutional, LLC (“Franklin Templeton”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012, attached hereto as EX 99.28(d)(12)(ii).

(iii)
Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012, attached hereto as EX 99.28(d)(12)(iii).

	(13)		Templeton Global Advisers Limited (“Templeton”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton effective December 1, 2012, attached hereto as EX 99.28(d)(13)(ii).

	(14)		Templeton Investment Counsel, LLC (“Templeton Counsel”)

		(i)	Investment Sub-Advisory Agreement between JNAM and Templeton Counsel effective September 16, 2013, attached hereto as EX 99.28(d)(14)(i).

	(15)		Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs effective December 1, 2012, attached hereto as EX 99.28(d)(15)(iii).

(iv)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Sub-Advisory Agreement between JNAM, Goldman Sachs and Goldman Sachs Asset Management International effective December 1, 2012, attached hereto as EX 99.28(d)(15)(iv).

		(v)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs effective December 1, 2012, attached hereto as EX 99.28(d)(15)(v).

	(16)		Invesco Advisers, Inc. (“Invesco”)

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012, attached hereto as EX 99.28(d)(16)(iii).

(iv)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco and Invesco Asset Management Ltd. (as agreed to by Registrant) effective December 1, 2012, attached hereto as EX 99.28(d)(16)(iv).

		(v)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012, attached hereto as EX 99.28(d)(16)(v).

		(vi)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco effective December 1, 2012, attached hereto as EX 99.28(d)(16)(vi).

	(17)		Ivy Investment Management Company (“Ivy”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Ivy effective December 1, 2012, attached hereto as EX 99.28(d)(17)(ii).

		(iii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Ivy effective July 1, 2013, attached hereto as EX 99.28(d)(17)(iii).

		(iv)	Investment Sub-Advisory Agreement between JNAM and Ivy, with respect to JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(d)(17)(iv).

	(18)		J.P. Morgan Investment Management Inc. (“JPMorgan”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan effective December 1, 2012, attached hereto as EX 99.28(d)(18)(ii).

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan effective December 1, 2012, attached hereto as EX 99.28(d)(18)(iii).

	(19)		Lazard Asset Management LLC (“Lazard”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012, attached hereto as EX 99.28(d)(19)(ii).

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard effective December 1, 2012, attached hereto as EX 99.28(d)(19)(iii).

	(20)		M&G Investment Management Limited (“M&G”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and M&G effective December 1, 2012, attached hereto as EX 99.28(d)(20)(ii).

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and M&G effective December 1, 2012, attached hereto as EX 99.28(d)(20)(iii).

	(21)		Mellon Capital Management Corporation (“Mellon Capital”)

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012, attached hereto as EX 99.28(d)(21)(v).

		(vi)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital effective December 1, 2012, attached hereto as EX 99.28(d)(21)(vi).

	(22)		Morgan Stanley Investment Management Inc. (“MSIM”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM effective December 1, 2012, attached hereto as EX 99.28(d)(22)(ii).

	(23)		Neuberger Berman Fixed Income LLC (“NBFI”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI effective December 1, 2012, attached hereto as EX 99.28(d)(23)(ii).

	(24)		OppenheimerFunds, Inc. (“Oppenheimer”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer effective December 1, 2012, attached hereto as EX 99.28(d)(24)(ii).

	(25)		Pacific Investment Management Company LLC (“PIMCO”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO effective December 1, 2012, attached hereto as EX 99.28(d)(25)(ii).

	(26)		PPM America, Inc. (“PPM”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM effective December 1, 2012, attached hereto as EX 99.28(d)(26)(ii).

	(27)		Red Rocks Capital LLC (“Red Rocks”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Red Rocks effective December 1, 2012, attached hereto as EX 99.28(d)(27)(ii).

	(28)		Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS effective December 1, 2012, attached hereto as EX 99.28(d)(28)(iii).

	(29)		T. Rowe Price Associates, Inc. (“T. Rowe Price”)

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price effective December 1, 2012, attached hereto as EX 99.28(d)(29)(iii).

	(30)		UBS Global Asset Management (Americas), Inc. (“UBS”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and UBS effective December 1, 2012, attached hereto as EX 99.28(d)(30)(ii).

	(31)		Wellington Management Company, LLP (“Wellington”)

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington effective December 1, 2012, attached hereto as EX 99.28(d)(31)(ii).

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington effective December 1, 2012, attached hereto as EX 99.28(d)(31)(iii).

(e)		(ii)
Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, attached hereto as EX 99.28(e)(ii).

(iii)
Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, attached hereto as EX 99.28(e)(iii).

(g)	(1)	(xv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xv).

	(2)	(ii)
Amendment, effective December 13, 2012, to the Master Global Custody Agreement between, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. dated June 16, 2011 to add JNL ASF, LLC as a party, attached hereto as EX 99.28(g)(2)(ii).

(iii)
Amendment, effective April 22, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., and JNL ASF, LLC dated June 16, 2011 to add JNL ASF II (SBP), LLC as a party, attached hereto as EX 99.28(g)(2)(iii).

(iv)
Amendment, effective July 1, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., JNL ASF, LLC, and JNL ASF II (SBP), LLC dated June 16, 2011 to add JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd. as parties, attached hereto as EX 99.28(g)(2)(iv).

	(3)	(ii)
Amendment, dated July 1, 2013, to Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009, attached hereto as EX 99.28(g)(3)(ii).

(h)	(1)	(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012, attached hereto as EX 99.28(h)(1)(v).

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto as EX 99.28(h)(1)(vi).

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto as EX 99.28(h)(1)(vii)

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto as EX 99.28(h)(1)(viii).

	(2)	(ii)	Amendment, effective June 8, 2013, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(h)(2)(ii).

		(iii)	Amendment, effective July 1, 2013, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011, attached hereto as EX 99.28(h)(2)(iii).

	(3)	(ii)	Amendment, effective June 8, 2013, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, attached hereto as EX 99.28(h)(3)(ii).

		(iii)	Amendment, effective July 1, 2013, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011, attached hereto as EX 99.28(h)(3)(iii).

	(4)	(i)	Administration Agreement between JNAM and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(h)(4)(i).

	(5)	(i)	Administration Agreement between JNAM and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013, attached hereto as EX 99.28(h)(5)(i).

	(7)	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012, attached hereto as EX 99.28(h)(7)(iv).

	(9)	(iii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM, attached hereto as EX 99.28(h)(9)(iii).

	(10)	(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM, attached hereto as EX 99.28(h)(10)(ii).

(i)			Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(j)			Consent of Auditors, attached hereto as EX 99.28(j).

(m)	(1)	(ii)	Amendment, effective May 30, 2013, to Distribution Plan, effective April 29, 2013, attached hereto as EX 99.28(m)(1)(ii).

		(iii)	Amendment, effective September 16, 2013, to Distribution Plan, effective April 29, 2013, attached hereto as EX 99.28(m)(1)(iii).

(n)	(1)	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013, attached hereto as EX 99.28(n)(1)(ii).

(p)	(1)	(i)	Code of Ethics for Registrant and JNAM, dated July 1, 2013, attached hereto as EX 99.28(p)(1)(i).

	(2)		Code of Ethics for Jackson National Life Distributors LLC, dated March 2013, attached hereto as EX 99.28(p)(2).

	(4)		Code of Ethics for BlackRock, dated March 22, 2013, attached hereto as EX 99.28(p)(4).

	(5)		Code of Ethics for Brookfield, dated August 2012, attached hereto as EX 99.28(p)(5).

	(6)		Code of Ethics for Capital Guardian, dated October 2012, attached hereto as EX 99.28(p)(6).

	(7)		Code of Ethics for DFA, dated October 23, 2012, attached hereto as EX 99.28(p)(7).

	(8)		Code of Ethics for Eagle, dated December 31, 2012, attached hereto as EX 99.28(p)(8).

	(9)		Code of Ethics for Eastspring, dated December 28, 2012, attached hereto as EX 99.28(p)(9).

	(12)	(ii)	Code of Ethics for Invesco Asset Management Limited (Invesco UK Code of Ethics), dated April 1, 2012, attached hereto as EX 99.28(p)(12)(ii).

	(13)		Code of Ethics for Ivy, dated November 2012, and Insider Information Procedures dated October 2011, which are collectively considered Ivy’s Code of Ethics, both attached hereto as EX 99.28(p)(13).

	(16)		Code of Ethics for M&G, dated January 2013, attached hereto as EX 99.28(p)(16).

	(19)		Code of Ethics for NBFI, dated January 2013, attached hereto as EX 99.28(p)(19).

	(21)		Code of Ethics for PIMCO, dated November 2012, attached hereto as EX 99.28(p)(21).

	(22)		Code of Ethics for PPM, version one dated January 31, 2013 and version two dated January 31, 2013, both attached hereto as EX 99.28(p)(22).

	(23)		Code of Ethics for Red Rocks, dated October 31, 2012, attached hereto as EX 99.28(p)(23).

(24)
Code of Ethics for SPIAS, dated January 1, 2013 (with four attachments: 1) Securities Disclosure Policy, dated June 18, 2012; 2) Securities Disclosure Policy Addendum 1, dated December 30, 2010; 3) Securities Disclosure Policy Addendum 2, dated December 30, 2010, and 4) McGraw-Hill Companies Code of Business Ethics, dated October 20, 2012, each attached hereto as EX 99.28(p)(24).

	(25)		Code of Ethics for T. Rowe Price, dated June 3, 2013, attached hereto as EX 99.28(p)(25).

	(26)		Code of Ethics for UBS, dated January 7, 2013, attached hereto as EX 99.28(p)(26).

	(27)		Code of Ethics for Wellington, dated August 1, 2013, attached hereto as EX 99.28(p)(27).